As filed with the U.S. Securities and Exchange Commission on March 27, 2018

Registration No. 333-

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[X] Pre-Effective Amendment No. 1	[ ] Post-Effective Amendment No.
(Check appropriate box or boxes)

Pacific Select Fund
(Exact Name of Registrant as Specified in Charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (949) 219-6767

Robin S. Yonis
Vice President and General Counsel
700 Newport Center Drive
Post Office Box 9000
Newport Beach, CA 92660
(Name and Address of Agent for Service)

Copies to:

Anthony H. Zacharski, Esq.
Dechert LLP
90 State House Square
Hartford, CT 06103

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on May 11, 2018, pursuant to Rule 488 under the Securities Act of 1933.

Title of Securities Being Registered: Class I shares of Main Street® Core Portfolio, a series of the Registrant.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

May 11, 2018

Re: Long/Short Large-Cap Portfolio, a series (or fund) of Pacific Select Fund

Dear Contract Owner:

You currently have an investment interest in the Long/Short Large-Cap Portfolio, which has been available as an investment option under variable annuity contracts and variable life insurance policies issued by Pacific Life Insurance Company and Pacific Life & Annuity Company.

You are being asked to approve a Plan of Reorganization pursuant to which the Long/Short Large-Cap Portfolio would be reorganized and merged into the Main Street Core Portfolio. The Long/Short Large-Cap Portfolio and Main Street Core Portfolios are each a series of Pacific Select Fund.

On January 22, 2018, the Board of Trustees of Pacific Select Fund, upon the recommendation of Pacific Life Fund Advisors LLC, the investment adviser of each Portfolio, considered and approved the Plan of Reorganization, subject to approval by Long/Short Large-Cap shareholders.

The Pacific Select Fund Board of Trustees unanimously recommends that you vote “FOR” the Plan of Reorganization. A summary of the Board’s considerations in approving the Plan of Reorganization, as well as other important information, is provided in the combined Proxy Statement/Prospectus that is included with this letter.

If the Plan of Reorganization is approved by shareholders and you have not elected to move your contract/account value to a new investment option prior to the date of the Reorganization, currently scheduled for June 28, 2018, your interest in the Long/Short Large-Cap Portfolio will be replaced with an interest of equivalent value in the Main Street Core Portfolio.

Please read the Proxy Statement/Prospectus and consider the proposal to approve the Plan of Reorganization carefully before casting your voting instruction. We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

/s/ James T. Morris

James T. Morris

Chairman of the Board of Trustees

Pacific Life Insurance Company and

Pacific Life & Annuity Company

/s/ Adrian S. Griggs

Adrian S. Griggs

Executive Vice President

Chief Operating Officer

Pacific Life Insurance Company and

Pacific Life & Annuity Company

700 Newport Center Drive, Post Office Box 7500, Newport Beach, California 92660

PACIFIC SELECT FUND

700 Newport Center Drive

Post Office Box 7500

Newport Beach, California 92660

Notice of Special Meeting of Shareholders

of the Long/Short Large-Cap Portfolio

To be Held on June 18, 2018

Dear Contract Owner:

NOTICE IS HEREBY GIVEN that a Special Meeting (the “Meeting”) of Shareholders of the Long/Short Large-Cap Portfolio, a fund of Pacific Select Fund, will be held on June 18, 2018 at 9:30 a.m. Pacific time, at 700 Newport Center Drive, Newport Beach, California 92660. The Meeting is being held to consider the following proposals:

(1)	To approve a Plan of Reorganization providing for the transfer of all of the assets of the Long/Short Large-Cap Portfolio (the “Acquired Fund”) to the Main Street Core Portfolio (the “Surviving Fund”) in exchange for Class I shares of the Surviving Fund and the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund, followed immediately by the distribution by the Acquired Fund to its shareholders of the portion of shares of the Surviving Fund to which the shareholder is entitled in complete liquidation of the Acquired Fund; and

(2)	To transact such other business, not currently contemplated, that may properly come before the Meeting, or any adjournment(s) or postponement(s) thereof, in the discretion of the proxies or their substitutes.

The Board of Trustees of Pacific Select Fund (the “Board of Trustees”) has fixed the close of business on April 9, 2018, as the record date for determining shareholders entitled to notice of, and to vote at, the Meeting and any adjournment(s) or postponement(s) thereof. Owners of variable life insurance policies and variable annuity contracts having a beneficial interest in the Acquired Fund on the record date are entitled to vote as though they are shareholders of the Acquired Fund. Your attention is called to the accompanying Proxy Statement/Prospectus.

You are cordially invited to attend the Meeting. If you do not expect to attend the Meeting in person, you are requested to complete, sign, and return the enclosed voting instruction promptly, vote telephonically by calling (888) 227-9349 or vote on the Internet by logging onto proxyonline.com and following the online instructions.

The Board of Trustees unanimously recommends that you vote “FOR” Proposal 1.

Please respond—your vote is important. Whether or not you plan to attend the Meeting, please vote by mail, telephone or Internet. If you vote by mail, only voting instructions received by 8:00 a.m. Eastern time on June 18, 2018 at the address shown on the enclosed postage paid envelope will be counted. If you vote by telephone or Internet, only votes cast by 8:00 a.m. Eastern time (5:00 a.m. Pacific time) on June 18, 2018, will be counted.

By Order of the Board of Trustees

/s/ Jane M. Guon

Jane M. Guon

Secretary

May 11, 2018

2│Page

PACIFIC SELECT FUND

PROXY STATEMENT/PROSPECTUS

May 11, 2018

TABLE OF CONTENTS

I.	INTRODUCTION	4
II.	SUMMARY	5
III.	COMPARISON OF FEES AND EXPENSES	8
IV.	COMPARISON OF INVESTMENT GOALS, PRINCIPAL INVESTMENT STRATEGIES, FUND CHARCTERISTICS, PRINCIPAL RISKS AND MANAGEMENT OF THE FUNDS	10
V.	COMPARISON OF FUND PERFORMANCE	15
VI.	ADDITIONAL INFORMATION ABOUT THE REORGANIZATION	16
VII.	ADDITIONAL INFORMATION ABOUT THE FUNDS	19
VIII.	ADDITIONAL INFORMATION ABOUT VOTING	21
IX.	OTHER MATTERS TO COME BEFORE THE MEETING	23
	APPENDIX A –AGREEMENT AND PLAN OF REORGANIZATION	A-1
	APPENDIX B – ADDITIONAL INFORMATION REGARDING THE MAIN STREET CORE PORTFOLIO (THE "SURVIVING FUND")	B-1
	APPENDIX C – ADDITIONAL FUNDS OF PACIFIC SELECT FUND OFFERED (AS OF DECEMBER 31, 2017)	C-1
	APPENDIX D – FINANCIAL HIGHLIGHTS	D-1

3│Page

PROXY STATEMENT/PROSPECTUS

May 11, 2018

FOR THE REORGANIZATION OF

LONG/SHORT LARGE-CAP PORTFOLIO

INTO

MAIN STREET CORE PORTFOLIO

each a series of Pacific Select Fund

I. INTRODUCTION

This combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) is being sent to you in connection with the solicitation of proxies by the Board of Trustees (the “Board of Trustees” or “Board”) of Pacific Select Fund (the “Trust”), for a Special Meeting of shareholders of the Long/Short Large-Cap Portfolio (the “Acquired Fund”), a series of the Trust, to be held on June 18, 2018 (the “Meeting”). As more fully described in this Proxy Statement/Prospectus, the purpose of the Meeting is for shareholders to consider and vote on an Agreement and Plan of Reorganization (the “Plan of Reorganization” or “Plan”) pursuant to which the Long/Short Large-Cap Portfolio would be reorganized with and into the Main Street Core Portfolio (the “Surviving Fund”), another series of the Trust (the “Reorganization”).

The Acquired Fund is available as an investment option under variable annuity contracts and variable life insurance policies (the “Variable Contracts”) issued or administered by Pacific Life Insurance Company (“PLIC”) and Pacific Life & Annuity Company (“PL&A” and together with PLIC, “Pacific Life”). Contract owners who selected the Acquired Fund for investment through a Pacific Life Variable Contract (the “Contract Owners”) have a beneficial interest in the Acquired Fund, but do not invest directly in or hold shares of the Acquired Fund. Pacific Life, as the shareholder of the Acquired Fund, has voting rights with respect to Acquired Fund shares, but passes through those voting rights to Contract Owners. Accordingly, for ease of reference throughout this Proxy Statement/Prospectus, Contract Owners may also be referred to as “shareholders.”

Upon the recommendation of Pacific Life Fund Advisors LLC, the investment adviser to the Funds (“PLFA” or the “Adviser”), the Board, including a majority of the Trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the Plan of Reorganization and authorized sending this Proxy Statement/Prospectus to shareholders of the Acquired Fund to solicit approval of the Plan.

As a Contract Owner with a beneficial interest in shares of the Acquired Fund, you are being asked to approve the Plan that would result in a transaction giving you a beneficial interest in shares of the Surviving Fund. As such, this document also serves as a prospectus for the Surviving Fund.

This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information that a shareholder should know in considering the Reorganization. A Statement of Additional Information (“SAI”) relating to this Proxy Statement/Prospectus, dated May 11, 2018, containing additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission (“SEC”) and is incorporated herein by reference.

For a more detailed discussion of the investment goals, strategies and restrictions of the Funds, see the Funds’ prospectus dated May 1, 2018, and the Trust’s statement of additional information dated May 1, 2018 which are incorporated herein by reference. The Trust also provides periodic reports to its shareholders, which highlight certain important information about the Funds, including investment results and financial information. The most recent annual report for the Trust, dated as of December 31, 2017, is incorporated herein by reference.

4│Page

A copy of the current prospectus, statement of additional information, and annual report for the Funds may each be obtained without charge at www.PacificLife.com, by sending an email request to PSFdocumentrequest@pacificlife.com, or by calling the applicable number below:

Pacific Life Insurance Company Annuity Contract Owners: 1-800-722-4448

6 a.m. through 5 p.m. Pacific time, Monday through Friday

Annuity Financial Advisors: 1-800-722-2333

6 a.m. through 5 p.m. Pacific time, Monday through Friday

Pacific Life Insurance Company Life Policy Owners: 1-800-347-7787

5 a.m. through 5 p.m. Pacific time, Monday through Friday

PL&A Annuity Contract Owners: 1-800-748-6907

6 a.m. through 5 p.m. Pacific time, Monday through Friday

PL&A Life Insurance Policy Owners: 1-888-595-6997

5 a.m. through 5 p.m. Pacific time, Monday through Friday

The Trust is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and files reports, proxy materials and other information with the SEC. You can copy and review information about each Fund and the Trust, including the prospectus, statement of additional information, annual and semi-annual reports, proxy materials and other information at the SEC’s Public Reference Room, 100 F Street N.E., Room 1580, Washington, D.C. 20549-1520. You may obtain information from the Public Reference Room by calling the SEC at 1-202-551-8090. Such materials are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You may obtain copies of this information, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Office of Consumer Affairs and Information, Securities and Exchange Commission, 100 F Street, NE, Washington, D.C. 20549-1520.

The SEC has not approved or disapproved these securities, or determined that this Proxy Statement/ Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

II. SUMMARY

The Proposed Reorganization

At a meeting held on January 22, 2018, the Board approved the Plan of Reorganization, subject to shareholder approval. The Plan provides for the transfer of all of the assets of the Acquired Fund to the Surviving Fund in exchange for Class I shares of the Surviving Fund and the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund, followed immediately by the distribution by the Acquired Fund to its shareholders of the portion of shares of the Surviving Fund to which the shareholder is entitled in complete liquidation of the Acquired Fund.

Pursuant to the Plan, each shareholder of the Acquired Fund would receive a number of full and fractional shares of the Surviving Fund with an aggregate value equal to the aggregate value of the number of full and fractional shares of the Acquired Fund held by such shareholder immediately prior to the Reorganization.

The Reorganization is expected to be effective after the close of business on June 28, 2018, or such other date as the parties may agree (the “Closing”). All outstanding Class P shares of the Acquired Fund will be redeemed in advance of the Closing, so that only Class I shares of the Acquired Fund, and their associated assets and liabilities, will remain in the Fund and participate in the Reorganization. The Portfolio Optimization Portfolios currently hold all Class P shares.

5│Page

Reasons for the Reorganization

The Adviser has determined to eliminate the Portfolio Optimization Portfolios’ allocations to the Acquired Fund and therefore intends to redeem all Class P shares of the Acquired Fund. (The Portfolio Optimization Portfolios are certain series of the Trust that seek to achieve their investment goals by investing in other funds of the Trust.) The Adviser estimates that after it redeems the Portfolio Optimization Portfolios’ Class P shares of the Acquired Fund, the Acquired Fund would be left with only approximately $63 million in assets, representing the interests of the remaining Class I shareholders. The Adviser does not plan to reinvest the Portfolio Optimization Portfolios in the Acquired Fund nor does it otherwise expect the Acquired Fund to achieve significant asset growth in the foreseeable future so as to be viable in the long term. The Adviser recognizes that some Class I shareholders may choose to redeem their shares in the Acquired Fund prior to the Reorganization. However, in the event that Class I shareholders remain in the Acquired Fund on the date of the Reorganization, the Adviser recommended reorganizing the Acquired Fund with and into the Surviving Fund.

Approval of the Reorganization – Board Considerations

The Adviser advised the Board that it recommends the reorganization (merger) of the Acquired Fund with and into the Surviving Fund, subject to shareholder approval of a Plan of Reorganization. A Plan of Reorganization was then presented to the Board and approved at a meeting on January 22, 2018. At that meeting, the Trustees, including a majority of the Independent Trustees, reviewed the recommendation by the Adviser for the Reorganization of the Acquired Fund, including the information stated below and in Section VI. (Additional Information about the Reorganization - the Reasons for the Reorganization and Board Considerations), the principal terms and conditions of the Plan of Reorganization, and certain other materials provided by the Adviser regarding the Reorganization. The Independent Trustees had the assistance of their independent counsel during their review.

In approving the proposed Reorganization, the Board considered several factors, including but not limited to the following:

(a) the Adviser’s determination to redeem all Class P shares of the Acquired Fund held by the Portfolio Optimization Portfolios, and that after such redemption, the Acquired Fund would have only approximately $63 million in assets, representing the interests of the remaining Class I shareholders;

(b) the Adviser’s determination that the Acquired Fund would not be economically viable at this asset level and had no reasonable prospect for achieving significant future growth;

(c) the fact that Contract Owners with an interest in the Acquired Fund will be given the opportunity to redeem their Class I shares in the Acquired Fund at no cost prior to the Reorganization and invest the proceeds of such redemption in another investment option available under their Variable Contract;

(d) that in the event Class I shares remain in the Acquired Fund at the date of the Reorganization, the Adviser’s recommendation that it would be appropriate for the Surviving Fund to acquire the remaining assets and liabilities of the Acquired Fund, taking into account:

(i)	the similarity of the investment goals of the Funds as well as the similarities and differences in the principal investment strategies and characteristics of the funds (discussed below);

(ii)	the significantly lower advisory fee and total annual fund operating expense ratio of the Surviving Fund; and

(iii)	the comparable performance of the Surviving Fund (as discussed below).

The Board also considered the continuity of management and compliance oversight, including that PLFA is investment adviser to both Funds, but that there will be a change in sub-adviser as OppenheimerFunds, Inc. is the sub-adviser to the Main Street Core Portfolio; the terms and conditions of the proposed Plan of Reorganization, including that the Reorganization will not result in the recognition of any gain or loss for federal income tax purposes for Contract Owners that invest in either the Acquired Fund or the Surviving Fund; any direct or indirect costs to be incurred by the Acquired Fund and its shareholders as a result of the proposed Reorganization, including that the Acquired Fund will bear the costs and expenses of the Reorganization; and the benefits that may be realized by PLFA or the sub-adviser to the Surviving Fund as a result of the Reorganization, as well as any potential conflicts of interest relating to PLFA’s recommendation in favor of the Reorganization.

6│Page

The Board, including a majority of the Independent Trustees, determined that the proposed Reorganization would be in the best interests of each of the Acquired Fund’s and the Surviving Fund’s shareholders and that the interests of each of the Acquired Fund’s and Surviving Fund’s existing shareholders will not be diluted as a result of the proposed Reorganization. Thus, the Board approved the Plan of Reorganization for the Acquired Fund, subject to shareholder approval, which is described in further detail below.

You should read this entire Proxy Statement/Prospectus carefully, including the Appendices, and review the Plan, which is attached as Appendix A. Also, you should consult the Trust’s prospectus, dated May 1, 2018, for more information about the Surviving Fund.

Comparison of Investment Goals and Principal Investment Strategies

The Acquired Fund and the Surviving Fund have similar investment goals and principal investment strategies, although there are some differences:

•	The Funds have similar investment goals. The Acquired Fund seeks above-average total returns. Total returns for the Acquired Fund means long-term growth of capital and income. The Surviving Fund seeks long-term growth of capital and income.

•	The Funds have similar principal investment strategies and characteristics. See the Comparison of Investment Goals, Principal Investment Strategies, Fund Characteristics, Principal Risks and Management of the Funds section for information on strategies, characteristics and holdings. Both Funds are categorized as large-cap blend funds and have similar definitions of large-capitalization. The Acquired Fund principally invests in common stocks of companies with large market capitalizations which it considers to be in the range of the S&P 500 Index, which was approximately $2.7 billion to $868.9 billion as of December 31, 2017. The Surviving Fund principally invests in common stocks of U.S. companies with large market capitalizations, which it considers to be in the range of the Russell 1000 Index, which was approximately $653.70 million to $867.51 billion as of December 31, 2017.

•	The Funds have some differences in principal investment strategies. The Acquired Fund engages in sales of securities it does not own (short sales) as a principal investment strategy, but the Surviving Fund does not. In addition, the Surviving Fund may invest principally in mid-capitalization companies whereas the Acquired Fund may not invest principally in such companies. See the Comparison of Investment Goals, Principal Investment Strategies, Fund Characteristics, Principal Risks and Management of the Funds section for more information.

Comparison of Distribution and Purchase Procedures, Exchange Rights and Redemption Procedures

•	Distribution and purchase procedures, exchange rights and redemption procedures are the same for both Funds.

Other Significant Board Considerations

•	The Surviving Fund has a lower advisory fee and a lower total annual fund operating expense ratio than the Acquired Fund. See the Comparison of Fees and Expenses section for additional information.

•	The Surviving Fund has better performance than the Acquired Fund for the three-year period and the period since inception of the Acquired Fund (since May 1, 2008) ended December 31, 2017, although the Acquired Fund has better performance for the one-and five-year periods ended December 31. 2017. See the Comparison of Fund Performance section for information on performance.

7│Page

•	Each Fund has the same investment adviser, PLFA, although each Fund has a different sub-adviser. The Surviving Fund is sub-advised by OppenheimerFunds, Inc. (the “New Manager”), which will be responsible for the day-to-day management of the combined Fund after the Reorganization; the Acquired Fund is sub-advised by J.P. Morgan Investment Management Inc. (the “Old Manager,” and together with New Manager, the “Fund Managers”). See the Additional Information About the Funds section for information on the Adviser and the New Manager.

•	The Surviving Fund is the larger fund with net assets of approximately $1.37 billion as of December 31, 2017. The Acquired Fund had assets of approximately $793 million as of that date, but is expected to have approximately $63 million in net assets after the Portfolio Optimization Portfolios redeem their interests in the Acquired Fund.

•	The Reorganization will be a non-taxable event for shareholders. See the Additional Information About the Reorganization – Tax Considerations section for additional information.

After careful consideration, the Board unanimously approved the PLAN OF Reorganization AND recommends that you vote “FOR” the PROPOSAL.

III. COMPARISON OF FEES AND EXPENSES

The following discussion compares the fees and expenses that shareholders pay in connection with investing in the Funds and the fees that PLFA pays each Fund Manager.

Advisory Fees

Each Fund pays PLFA an advisory fee, payable monthly, based on the average daily net assets of the Fund. The following table shows the annual effective advisory fee rate paid by each Fund for the most recent year ended December 31, 2017 as a percentage of that Fund’s average daily net assets:

Fund	Effective Advisory Fee Rate (as a % of average daily net assets)
Long/Short Large-Cap Portfolio (Acquired Fund)	1.00%
Main Street Core Portfolio (Surviving Fund)	0.45%

Accordingly, if the Plan of Reorganization is approved, shareholders will experience a significant decrease in the effective advisory fee on their assets currently attributable to the Acquired Fund. A discussion regarding the basis for the Board’s approval of the investment advisory agreement and sub-advisory agreements for the Funds is available in the Trust’s annual report for the fiscal year ended December 31, 2017.

Fees and Expenses of the Funds

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The tables are based upon the annualized operating expenses incurred by the Funds for the year ended December 31, 2017.

8│Page

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).

Long/Short Large-Cap Portfolio (Acquired Fund)	Class I
Management Fee	1.00%
Service Fee	0.20%
Other Expenses	0.87%
Expenses Related to Short Selling (Dividend and Interest Expense)	0.83%
All Other Expenses	0.04%
Total Other Expenses	0.87%
Total Annual Fund Operating Expenses	2.07%

Main Street Core Portfolio (Surviving Fund)	Class I
Management Fee	0.45%
Service Fee	0.20%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.68%

Examples

The following examples are intended to help you compare the cost of investing in the Acquired Fund and the Surviving Fund. Each example assumes that you invest $10,000 in each Fund and in the combined Fund on a pro forma basis after giving effect to the Reorganization, for the time periods indicated, that your investment has an average return of 5%, that all dividends and distributions are reinvested, and that each Fund’s operating expenses remain the same as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

The examples do not reflect fees and expenses of any Variable Contract, and would be higher if they did. Keep in mind, this is only an estimate; actual expenses and performance may vary.

Fund	1 Year	3 Years	5 Years	10 Years
Long/Short Large-Cap Portfolio Class I	$210	$649	$1,114	$2,400
Main Street Core Portfolio Class I	$69	$218	$379	$847

General Information

Prior to the Reorganization, certain holdings of the Acquired Fund will be sold and other holdings purchased to facilitate the Reorganization. Such purchases and sales may result in increased transaction costs for the Acquired Fund. Brokerage fees and certain other transaction costs are part of the cost of the holdings purchased or sold. Following the Reorganization, certain holdings of the Acquired Fund that are transferred to the Surviving Fund in connection with the Reorganization may be sold. Such sales may result in increased transaction costs for the Surviving Fund. The Surviving Fund has significantly lower total annual fund operating expenses than the Acquired Fund.

9│Page

IV.	COMPARISON OF INVESTMENT GOALS, PRINCIPAL INVESTMENT STRATEGIES, FUND CHARACTERISTICS, PRINCIPAL RISKS AND MANAGEMENT OF THE FUNDS

The following summarizes the investment goal, principal investment strategies, principal risks, and management differences between the Acquired Fund and the Surviving Fund:

	Long/Short Large-Cap Portfolio (Acquired Fund)	Main Street Core Portfolio (Surviving Fund)
Investment Goal	This Fund seeks above-average total returns.	This Fund seeks long-term growth of capital and income.
Principal Investment Strategies

Under normal circumstances, this Fund invests at least 80% of its assets in securities of companies with large market capitalizations. The sub-adviser generally considers a company to be a large-capitalization company if the company has a market capitalization similar to companies contained within the S&P 500 Index. As of December 31, 2017, the market capitalization range of the S&P 500 Index was approximately $2.7 billion to $868.9 billion. As of December 31, 2017, the weighted average market capitalization of the Fund was approximately $172.1 billion.

The Fund principally invests in, and sells short, equity securities of large, publicly traded companies. Equity securities in which the Fund invests include common stocks and exchange-traded funds.

The sub-adviser intends to maintain an approximate net long exposure of 100% (long market value minus short market value) to the equity market. However, long and short positions will vary in size as market opportunities change. The Fund’s long positions and their equivalents will generally range between 90% and 150%, and short positions will generally range between 0% and 50% of the value of the net assets in the Fund.

The sub-adviser will establish long equity positions in securities that the sub-adviser believes will outperform the market and will take short positions in equity securities that the sub-adviser believes will underperform the market. When a short sale occurs, the Fund will arrange through and pay a broker to borrow the security for delivery to the buyer. When the Fund borrows a security, it is obligated to replace the security borrowed at such security’s market price at the time of replacement. As a result, the Fund will use a securities lending program to invest the cash collateral received from borrowers for securities on loan to collateralize securities sold short, while the proceeds from sales of securities sold short are then used to purchase long positions in excess of the value of the Fund’s net assets. The cost of financing long positions in excess of the value of the Fund’s assets and of borrowing securities sold short and associated costs with this strategy are interest and/or transactional costs of the Fund. Accordingly, the Fund will be leveraged and could have more equity exposure than a fund that does not engage in this strategy. However, the Fund intends to maintain an approximate net 100% long exposure. Implementation of the Fund’s strategy is dependent upon the ability of cost effective financing of positions.

This Fund principally invests in common stocks of U.S. companies with large market capitalizations. The sub-adviser generally considers a company to be a large-capitalization company if the company has a market capitalization range within the Russell 1000 Index. As of December 31, 2017, the market capitalization range of the Russell 1000 Index was approximately $653.7 million to $867.51 billion. The Fund may also invest in mid-capitalization companies.

[Intentionally left blank]

 [Intentionally left blank]

10│Page

Long/Short Large-Cap Portfolio (Acquired Fund)	Main Street Core Portfolio (Surviving Fund)

The sub-adviser seeks to produce returns for the Fund that exceed those of the S&P 500 Index and those of funds with traditional strategies which do not have the ability to sell stock short. The sub-adviser seeks to maintain net industry sector weightings of equity securities similar to those of the S&P 500 Index. The sub-adviser may moderately underweight or overweight industry sectors when it believes such underweighting or overweighting will benefit performance. Within each industry sector, the sub-adviser intends to purchase equity securities that it believes are undervalued, or sell short equity securities that it believes are overvalued.

In selecting securities, the sub-adviser employs a three-step process that combines research, valuation and stock selection. The sub-adviser performs an in-depth analysis of a company’s prospects over a relatively long period of time, often as much as five years, to seek insight into a company’s real growth potential. This approach allows the sub-adviser to rank the companies in each sector group according to their relative value. The greater a company’s estimated worth compared to the current market prices of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantifies the sub-adviser’s analyses.

The sub-adviser then buys and sells, as well as sells short and covers short sales of equity securities according to its own policies, using the research and valuation rankings as a basis.

In general, the sub-adviser buys and covers short sales in equity securities that are identified as undervalued and considers selling or shorting them when they appear overvalued. Along with the valuation approach, the sub-adviser also considers a number of other criteria such as:

• catalysts that could trigger a rise in a stock’s price;

• high potential reward compared to potential risk; and

• temporary mispricing caused by apparent market overreactions.

[Intentionally left blank]

[Intentionally left blank]

The sub-adviser uses fundamental research and quantitative models to select securities for the Fund, which is comprised of both growth and value stocks. While the process may change over time or vary in particular cases, in general the selection process currently uses:

• a fundamental approach in analyzing issuers on factors such as a company’s financial performance and prospects, position in the industry, and strength of business model and management. The sub-adviser may also consider an industry’s outlook, market trends and general economic conditions.

• quantitative models to rank securities within each sector to identify potential buy and sell candidates for further fundamental analysis. A number of company-specific factors are analyzed in constructing the models, including valuation, fundamentals and momentum.

Portfolio Construction – the Fund is constructed and regularly monitored based upon several analytical tools, including quantitative investment models.

The sub-adviser seeks to maintain a broadly diversified portfolio across all major economic sectors by applying investment parameters for both sector and position size.

The sub-adviser will consider selling securities when:

11│Page

Long/Short Large-Cap Portfolio (Acquired Fund)	Main Street Core Portfolio (Surviving Fund)

[Intentionally left blank]

• the stock price is approaching a target price set by the sub-adviser;

• the company’s competitive position deteriorates;

• the sub-adviser is not confident about the company’s management or decisions; or

• the sub-adviser has identified alternative investment opportunities it believes are more attractive.

Principal Risks

• Active Management Risk

• Borrowing Risk

• Equity Securities Risk

• Issuer Risk

• Large-Capitalization Companies Risk

• Leverage Risk

• Market and Regulatory Risk

• Price Volatility Risk

• Securities Lending Risk

• Short Sale Risk

• Underlying Fund Risk

• Active Management Risk

• Equity Securities Risk

• Growth Companies Risk

• Issuer Risk

• Large-Capitalization Companies Risk

• Market and Regulatory Risk

• Mid-Capitalization Companies Risk

• Price Volatility Risk

• Underlying Fund Risk

• Value Companies Risk

Investment Adviser	Pacific Life Fund Advisors LLC	Pacific Life Fund Advisors LLC
Fund Manager (Sub-Adviser)	J.P. Morgan Investment Management Inc.	OppenheimerFunds, Inc.
Persons Responsible For Management	• Susan Bao, CFA, Managing Director and Co-Portfolio Manager since 2008 • Scott Davis, Portfolio Manager since 2016

• Manind Govil, CFA, Senior Vice President and Lead Portfolio Manager since 2009

• Benjamin Ram, Vice President and Co-Portfolio Manager since 2009

• Paul Larson, Vice President and Co-Portfolio Manager since 2014

Comparison of Fund Characteristics

The following table compares certain characteristics of the Funds as of December 31, 2017:

	Long/Short Large-Cap Portfolio (Acquired Fund)	Main Street Core Portfolio (Surviving Fund)
Net Assets	$793,370,229	$1,367,826,060
Number of Holdings	270	70
Fund Turnover Rate	163.17%	36.69%

Top 5 Industries	Consumer, Non-Cyclical 18.1%	Consumer, Non-Cyclical 24.6%
(as % of net assets)	Financial 17.8%	Financial 19.6%
	Technology 16.0%	Communications 15.5%
	Communications 13.7%	Technology 10.5%
	Industrial 12.6%	Consumer, Cyclical 9.6%
Fund Composition	Common Stocks (Long) 127.1%	Common Stocks 98.6%
(as a % of net assets)	Short-term Investment 1.0%	Short-Term Investment 1.3%
Common Stocks (Short) -28.0%
	Other Assets & Liabilities, Net -0.1%	Other Assets & Liabilities, Net 0.1%

12│Page

	Long/Short Large-Cap Portfolio (Acquired Fund)	Main Street Core Portfolio (Surviving Fund)
Top 10 Holdings	Microsoft Corp 4.1%	Apple Inc 5.7%
(as a % of net assets)	Apple Inc 3.9%	Alphabet Inc 4.8%
	Occidental Petroleum Corp 3.3%	Citigroup Inc 3.2%
	Pfizer Inc 2.9%	Comcast Corp 3.1%
	UnitedHealth Group Inc 2.8%	PepsiCo Inc 3.1%
	Alphabet Inc ‘C’ 2.7%	Facebook Inc 2.7%
	DowDuPont Inc 2.6%	UnitedHealth Group Inc 2.7%
	CitiGroup Inc 2.5%	Merck & Co Inc 2.7%
	EOG Resources Inc 2.4%	Berkshire Hathaway Inc 2.3%
	Northrop Grumman Corp 2.2%	Suncor Energy Inc 2.3%
Average Market Capitalization of Portfolio Holdings	$172.1 billion	$181.8 billion

Comparison of Principal Investment Strategies and Principal Risks of Investing in the Funds

Similarities in principal investment strategies. Both Funds are actively managed and invest principally in securities of U.S. companies with large market capitalizations. As you can see from the tables above, this principal investment strategy results in similar investments for the Funds. Also as a result, many of the principal risks of investing in the Surviving Fund are the same as the principal risks of investing in the Acquired Fund, specifically active management risk, equity securities risk, issuer risk, large-capitalization companies risk, market and regulatory risk and price volatility risk. While not a result of an investment strategy, the Funds are both underlying fund investment options for certain funds of funds of the Trust and are therefore both subject to underlying fund risk as well.

Differences in principal investment strategies. The Long/Short Large-Cap Portfolio (the Acquired Fund) engages in sales of securities it does not own (short sales) as a principal investment strategy. The Main Street Core Portfolio (the Surviving Fund) does not engage in short sales as a principal investment strategy. When the Acquired Fund engages in a short sale, it arranges through and pays a broker to borrow the security for delivery to the buyer. When the Acquired Fund borrows a security, it is obligated to replace the security borrowed at such security’s market price at the time of replacement. To finance the short sales, the Acquired Fund uses a securities lending program through which it loans out its long positions (its equity securities purchases) to borrowers in order to generate the cash required to be posted as collateral for the borrowed securities. Through this securities lending program, the Acquired Fund invests the cash collateral received from borrowers of the loaned securities to collateralize securities sold short, while the proceeds from sales of securities sold short are then used to purchase long positions in excess of the value of the Acquired Fund’s net assets. The cost of financing long positions in excess of the value of the Acquired Fund’s assets and of borrowing securities sold short and associated costs with this strategy are interest and/or transactional costs of the Fund. Accordingly, the Acquired Fund is typically leveraged and could have more equity exposure than the Surviving Fund which does not engage in this strategy. As a result of the Acquired Fund’s use of short sales as a principal investment strategy, the Acquired Fund is subject to borrowing risk, leverage risk, securities lending risk and short sale risk as principal risks, whereas the Surviving Fund is not subject to these risks as principal risks.

The Surviving Fund may invest principally in mid-capitalization companies, whereas the Acquired Fund may not invest principally in such companies. In addition, the Surviving Fund’s investments are comprised of growth and value stocks, whereas the Acquired Fund’s investments are not required to have such a composition. Accordingly, the Surviving Fund is subject to growth companies risk, mid-capitalization companies risk and value companies risk as principal risks whereas the Acquired Fund is not subject to these risks as principal risks.

Risks and Risk Definitions

As with any mutual fund, the value of either Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that either Fund will achieve its investment goal. Both the Acquired Fund and the Surviving Fund may be affected by the following principal risks as described in the Comparison of Principal Investment Strategies and Principal Risks of Investing in the Funds section.

13│Page

Both Funds have the following principal risks:

•	Active Management Risk: The Manager’s judgments about the value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

•	Equity Securities Risk: Equity securities tend to go up or down in value, sometimes rapidly and unpredictably.

•	Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer of the security or instrument, such as reduced demand for the issuer’s goods or services.

•	Large-Capitalization Companies Risk: Although large- capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, their prices may not rise as much as the prices of companies with smaller market capitalizations.

•	Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

•	Price Volatility Risk: To the extent the Fund invests in investments whose value may go up or down rapidly or unpredictably, the Fund’s value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.

•	Underlying Fund Risk: Because the Fund may serve as an underlying fund of one or more “fund of funds” of the Trust and thus have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing potential increases in expenses to the Fund and sale of securities in a short timeframe, both of which could negatively impact performance.

In addition to the principal risks discussed above, the Acquired Fund may be affected by the following principal risks as described in the Comparison of Principal Investment Strategies and Principal Risks of Investing in the Funds section (which are not principal risks of the Surviving Fund):

•	Borrowing Risk: Borrowing money to finance purchases of securities that exceed the Fund’s net assets creates leverage risk, which may magnify changes to the Fund’s net asset value and its returns. The Fund bears the added price volatility risk of the securities purchased. Borrowing will cost the Fund interest expense and other fees, which may also reduce its returns.

•	Leverage Risk: The Fund may enter into short sales as a principal investment strategy. These transactions give rise to a form of leverage. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed the Fund’s principal amount invested. Leverage can magnify the Fund’s gains and losses and therefore increase its volatility.

•	Securities Lending Risk: For the Fund, when securities are loaned to the borrower, there is a risk that the loaned securities will not be returned or that their return will be delayed, as well as a risk of a loss of rights in the collateral should the borrower become insolvent or not meet its contractual obligations.

•	Short Sale Risk: Engaging in short sales of securities that the Fund does not own subjects it to the risks associated with those securities, including price volatility risk. A security is sold short in anticipation of purchasing the same security at a later date at a lower price; however, the Fund may incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security sold short. Because there is no limit on how high the price of the security may rise, such loss is theoretically unlimited. Short sales may also incur transaction costs and borrowing fees for the Fund and subject the Fund to leverage risk because they may provide investment exposure in an amount exceeding the initial investment.

14│Page

In addition to the principal risks discussed above, the Surviving Fund may be affected by the following principal risks as described in the Comparison of Principal Investment Strategies and Principal Risks of Investing in the Funds section (which are not principal risks of the Acquired Fund):

•	Growth Companies Risk: Growth companies have the potential for above-average or rapid growth but may be subject to greater price volatility risk than investments in “undervalued” companies.

•	Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility risk and be more vulnerable to economic, market and industry changes than larger, more established companies.

•	Value Companies Risk: Value companies are those that a Manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

V. COMPARISON OF FUND PERFORMANCE

The bar charts and Average Annual Total Returns table below provide some indication of the risk of investing in the Funds by showing changes in the performance of the Funds from year to year and showing how the Funds’ returns compare to the returns of their benchmark index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not necessarily an indication of how a Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.

Year-By-Year Total Returns

Long/Short Large-Cap Portfolio Class I

The bar chart shows the performance of the Long/Short Large-Cap Portfolio for each of the last nine calendar years.

Best and worst quarterly performance during this period: Q2 2009: 16.33%; Q3 2011: (15.61%) Q2 2009: 16.33%; Q3 2011: (15.61%)

15│Page

Main Street Core Portfolio Class I

The bar chart shows the performance of the Main Street Core Portfolio for each of the last ten calendar years.

Best and worst quarterly performance during this period: Q2 2009:18.84%; Q4 2008: (22.65%)

Average Annual Total Returns (as of December 31, 2017)

The table below compares each Fund’s performance to its benchmark index (the S&P 500 Index).

	1 Year	3 Years	5 Years	10 Years	Since May 1, 2008
Long/Short Large-Cap Portfolio Class I(1)	21.80%	8.92%	15.07%	N/A	8.46%
Main Street Core Portfolio Class I	17.08%	10.61%	14.59%	7.87%	8.84%
S&P 500 Index(2)	21.83%	11.41%	15.79%	8.50%	9.19%

(1)	The Long/Short Large-Cap Portfolio commenced operations on May 1, 2008.
(2)	The S&P 500 Index is the benchmark index for the Long/Short Large-Cap Portfolio and the Main Street Core Portfolio. The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Results include reinvested dividends.

VI. ADDITIONAL INFORMATION ABOUT THE REORGANIZATION

The Plan of Reorganization

Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, a copy of which is attached as Appendix A.

The Plan provides for the transfer of all of the assets of the Acquired Fund to the Surviving Fund in exchange for Class I shares of the Surviving Fund and the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund, followed immediately by the distribution by the Acquired Fund to its shareholders of the portion of shares of the Surviving Fund to which the shareholder is entitled in complete liquidation of the Acquired Fund. The Reorganization is contingent upon all Class P shares being liquidated and terminated prior to the Reorganization so that there are no Class P shares authorized, established, issued or outstanding at the time of the Reorganization.

The Reorganization is expected to be effective after the close of business on the Closing Date. As a result of the Reorganization, each shareholder of the Acquired Fund would hold, immediately after the Reorganization, shares of the Surviving Fund having an aggregate value equal to the aggregate value of the number shares of the Acquired Fund held by that shareholder immediately prior to the Reorganization. Until the Closing Date, shareholders of the Acquired Fund will continue to be able to redeem their shares. Redemption requests received after the Closing Date will be treated as requests for the redemption of shares of the Surviving Fund.

The obligations of the Funds under the Plan are subject to various conditions, including approval by shareholders of the Acquired Fund. The Plan also requires that each of the Funds takes, or causes to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Plan. The Plan may be terminated by resolution of the Board or on certain other grounds. Please refer to Appendix A to review the terms and conditions of the Plan.

16│Page

Reasons for the Reorganization and Board Considerations

The Plan was presented to the Board for consideration and approved at a meeting on January 22, 2018. At the Board meeting, as discussed further below, the Independent Trustees reviewed, with the assistance of independent counsel, the Adviser’s recommendation for the Reorganization, the principal terms and conditions of the Plan, and certain other materials provided by the Adviser regarding the Reorganization. For the reasons discussed below, after careful consideration and deliberation, the Board, including all of the Independent Trustees, unanimously determined that the proposed Reorganization (i) is in the best interests of both the Acquired Fund and the Surviving Fund and their shareholders and (ii) would not dilute the interests of shareholders of the Acquired Fund or Surviving Fund.

In approving the Plan and recommending that Contract Owners approve the Plan, the Trustees took into account a number of factors. Some of the more prominent considerations are discussed further below:

Recommendation by Adviser based on lack of scale and significant expected redemptions from Acquired Fund. Class P shares of the Acquired Fund, which represented approximately 92% of the Acquired Fund’s net assets as of December 31, 2017, are offered exclusively to the Portfolio Optimization Portfolios. The Adviser has determined to redeem the Portfolio Optimization Portfolios’ investment in Class P shares of the Acquired Fund in advance of the Closing Date. The Adviser estimates that after this redemption, the Acquired Fund will be left with only approximately $63 million in assets representing the interests of the remaining Class I shareholders. The Adviser does not plan to reinvest the Portfolio Optimization Portfolios in the Acquired Fund, nor does it otherwise expect the Acquired Fund to achieve significant asset growth in the foreseeable future so as to be viable in the long term or to achieve economies of scale that would lower the acquired Fund’s expense ratio. Contract Owners with an interest in Class I shares may choose to redeem their shares in the Acquired Fund prior to the Reorganization at no cost and invest the proceeds of such redemption in any other investment options available under their Variable Contracts. However, in the event that Class I shareholders remain in the Acquired Fund on the date of the Reorganization, the Adviser recommended reorganizing the Acquired Fund with and into the Surviving Fund for the reasons discussed below.

Size of the Surviving Fund. The Trustees considered that the Surviving Fund is currently larger than the Acquired Fund, and is expected to be significantly larger once the Adviser redeems all the Portfolio Optimization Portfolios’ Class P shares from the Acquired Fund, which is expected to occur prior to the Closing.

Similarity of Investment Goals, and Similarities and Differences in Investment Strategies, and Characteristics. The Trustees considered the similarity of the investment goals, and similarities and differences in the investment strategies, types of investments, average market capitalization of holdings, and other characteristics of the Acquired Fund and the Surviving Fund.

Lower Advisory Fee and Expenses. The Trustees considered that the Surviving Fund has a significantly lower advisory fee and total annual fund operating expense ratio compared to the Acquired Fund, and that the total expenses paid by shareholders of the Acquired Fund are expected to decrease as a result of the Reorganization. The Trustees also noted that expenses paid by shareholders of the Surviving Fund were not expected to increase as a result of the Reorganization.

Comparable Performance. The Trustees considered that the Surviving Fund has had comparable performance to the Acquired Fund.

Continuity of Management and Compliance Oversight. The Trustees considered the continuity of management and compliance oversight, noting that PLFA is investment adviser to both Funds, but that there will be a change in sub-adviser as the New Manager is the sub-adviser to the Surviving Fund.

17│Page

The Terms and Conditions of the Reorganization. The Trustees considered the terms and conditions of the Reorganization and that the Reorganization is structured so as not to result in any dilution of the interests of any shareholders; and that the Acquired Fund would bear the costs and expenses of the Reorganization.

Tax Consequences. The Trustees considered that Contract Owners that invest in either the Acquired Fund or the Surviving Fund will not recognize any gain or loss for federal income tax purposes as a result of the Reorganization.

Conflicts of Interest. In addition, the Trustees considered the benefits that may be realized by the Adviser and New Manager as a result of the Reorganization, as well as any potential conflicts of interest relating to the Adviser’s recommendation in favor of the Reorganization.

Tax Considerations

The Reorganization will not cause the Contract Owners who invest in the Acquired Fund or the Surviving Fund and remain so invested through the Closing Date to recognize any gain or loss for Federal income tax purposes from the transactions contemplated by the Plan or Reorganization. As a condition to the Closing of the Reorganization, each Fund will receive an opinion from the law firm of Dechert LLP to the effect that the Reorganization will not cause the Contract Owners who invest in the Acquired Fund or the Surviving Fund and remain so invested through the Closing Date to recognize any gain or loss for Federal income tax purposes. That opinion will be based in part upon certain assumptions and upon certain representations made by Pacific Life and PL&A.

Exchanges

After the Reorganization, shareholders of the Surviving Fund will continue to be able to exchange shares of the Surviving Fund into shares of other funds offered by the Trust, subject to investment options available to them under their applicable Variable Contracts. A list of the current funds offered by the Trust is attached as Appendix C.

Expenses of the Reorganization

The Acquired Fund will bear all of the expenses of the Reorganization. The costs of the Reorganization shall include: preparation of the Proxy Statement/Prospectus, printing and distributing the Surviving Fund’s prospectus and the Acquired Fund’s proxy materials, the costs of solicitation of voting instructions (including assembly and mailing of materials to owners of Variable Contracts) and any necessary filings with the SEC, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings. These expenses are considered extraordinary expenses and fall outside of the Acquired Fund’s expense limitation agreement. The total expenses for the Reorganization are estimated to be $273,000.

Unresolved Legal Claims

The potential for success on any outstanding claims cannot be reasonably predicted or quantified. If any rewards were to result from a claim for the benefit of the Acquired Fund, such benefits would likely be received after the Closing Date and therefore would inure to the benefit of the Surviving Fund.

Future Allocation of Premiums

Shares of the Acquired Fund have been purchased at the direction of Contract Owners by PLIC and/or PL&A through their respective separate accounts (“Separate Accounts”) to fund benefits payable under Variable Contracts. If the Plan of Reorganization is approved, PLIC and PL&A have advised the Trust that upon effectiveness of the Reorganization, all premiums or transfers to the Acquired Fund will be allocated to the Surviving Fund.

Transfers in and out of the Acquired Fund and Surviving Fund

At any time prior to the Reorganization Date, Contract Owners may transfer out of the Acquired Fund consistent with the transfer provisions of the applicable Variable Contract prospectus. Contract Owners may transfer into any other available investment option under their policy or contract. PLIC and PL&A have informed the Trust that transfers out of the Acquired Fund within 30 days prior to the Closing Date and transfers out of the Surviving Fund within 30 days after the Closing Date will not count as a transfer for purposes of transfer limitations under the Variable Contract. A list of the current funds offered by the Trust is attached as Appendix C. Please see the Trust’s Prospectus for information about other funds of the Trust available for investment. Please see your Variable Contract prospectus for more information on transfers, including any restrictions on transfers into the Acquired Fund before the Closing Date.

18│Page

VII. ADDITIONAL INFORMATION ABOUT THE FUNDS

Form of Organization

The Acquired Fund and the Surviving Fund are separate series of the Trust, which is a Delaware statutory trust. The Trust also offers other funds, as listed in Appendix C, which are not involved in the Reorganization. The Trust’s affairs are managed by the Board, which is comprised of six (6) Trustees. As each Fund is a series (fund) of the Trust, there are no key differences in the rights of shareholders of the Funds.

Adviser (Pacific Life Fund Advisors LLC)

PLFA, 700 Newport Center Drive, Newport Beach, California 92660, is the investment adviser to the Trust. PLFA is a subsidiary of Pacific Life.

In its role as investment adviser, PLFA, subject to the review of the Board, supervises the management of the Funds. Under an exemptive order from the U.S. Securities and Exchange Commission, PLFA and the Trust can hire, terminate and replace the sub-advisers (except, as a general matter, managers affiliated with PLFA) without shareholder approval. Within 90 days of the hiring of any new manager, shareholders of the affected Fund will be sent information about the change.

New Manager (OppenheimerFunds, Inc.)

225 Liberty Street, New York, New York 10281. The New Manager serves as investment adviser to one of the largest mutual fund companies in the U.S. and has been serving the investment needs of financial advisors and their clients since 1960. The New Manager is wholly owned by Oppenheimer Acquisition Corp., a holding company primarily owned by Massachusetts Mutual Life Insurance Company. The New Manager’s total assets under management, including all assets managed and/or advised by its divisions and its subsidiaries, were approximately $249.5 billion as of December 31, 2017.

Investment Personnel

The following individuals are jointly and primarily responsible for the day-to-day management of the Main Street Core Portfolio (Surviving Fund):

Portfolio Manager and Primary Title with Subadviser	Experience with Fund
Manind Govil, CFA, Senior Vice President and Lead Portfolio Manager	Since 2009
Benjamin Ram, Vice President and Co-Portfolio Manager	Since 2009
Paul Larson, Vice President and Co-Portfolio Manager	Since 2014

Manind Govil, CFA

Senior vice president, head of the Main Street team and a portfolio manager of Oppenheimer since 2009. Mr. Govil is also a portfolio manager of other portfolios in the OppenheimerFunds complex. From 2006 to 2009, he was a portfolio manager with RS Investment Management Co. LLC. Mr. Govil has over 24 years of investment experience. He has a Bachelor of Commerce from the University of Bombay, India and an MBA from the University of Cincinnati.

Benjamin Ram

Vice president and co-portfolio manager of Oppenheimer since 2009. Mr. Ram is also a portfolio manager of other portfolios in the OppenheimerFunds complex. From 2006 to 2009, he was sector manager for financial investments and a co-portfolio manager for mid-cap portfolios with the RS core equity team of RS Investment Management Co. LLC. Mr. Ram has over 20 years of investment experience. He has a BA from the University of Maryland and an MBA from Johns Hopkins University.

Paul Larson

Vice president and co-portfolio manager of Oppenheimer since 2013, vice president and senior generalist analyst of Oppenheimer’s main street team since 2013. Prior to joining Oppenheimer in January 2013, Mr. Larson was a portfolio manager of Morningstar since 2005 and chief equity strategist of Morningstar since 2011. Mr. Larson has over 21 years of investment experience. He has a BS from the University of Illinois at Chicago and an MBA from the Keller Graduate School of Management.

19│Page

With respect to the individuals listed above, the Trust’s statement of additional information dated May 1, 2018 as supplemented, provides additional information about compensation, other accounts managed and ownership of securities in the Fund.

Additional Information About Fees and Expenses

Advisory Fee Schedule. The actual advisory fee schedule, including breakpoints, for each Fund is as follows:

Fund	Annual Investment Advisory Fee (as a percentage of average daily net assets)
Long/Short Large-Cap Portfolio	1.00% on first $4 billion
0.98% on excess
Main Street Core Portfolio	0.45% on first $4 billion
0.43% on excess

Expense Limitation Agreement

To help limit expenses, PLFA has contractually agreed to reimburse each Fund for certain operating expenses that exceed an annual rate of 0.10% of the Fund’s average daily net assets through April 30, 2019. To the extent these operating expenses exceed 0.10% for either Fund, thus triggering the reimbursement provisions in the expense limitation agreement for that Fund as described above, the effect of the expense reimbursement would be shown in the Annual Fund Operating Expenses table for that Fund. As the operating expenses of the Acquired Fund and Surviving Fund do not currently exceed 0.10%, neither Fund’s fee table shows the effect of an expense reimbursement in its Annual Fund Operating Expenses tables. (See the Comparison of Fees and Expenses section.) These operating expenses include, but are not limited to: organizational expenses; domestic custody expenses; expenses for accounting, audit, tax and certain legal services; preparation, printing, filing, and distribution to existing shareholders of proxies, prospectuses and shareholder reports, and other regulatory documents, as applicable; independent trustees’ fees and expenses; and establishing, overseeing and administering the Fund’s compliance program. These operating expenses do not include: management fees; distribution and/or service fees, if any; additional costs associated with foreign investing (including foreign taxes on dividends, interest, or gains); interest (including commitment fees); taxes; brokerage commissions and other transactional expenses; dividends on securities sold short; acquired fund fees and expenses; extraordinary expenses such as litigation expenses and other expenses not incurred in the ordinary course of each Fund’s business; and expenses of counsel or other persons or services retained by the Fund’s Independent Trustees. There is no guarantee that PLFA will continue to cap expenses for the Funds upon the expiration of the expense limitation agreement. In addition, any expense reimbursements made by PLFA to a Fund are subject to recoupment by PLFA from such Fund in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement or (ii) the expense cap in effect at the time of recoupment. Any amounts repaid to PLFA will have the effect of increasing such expenses of the applicable Fund, but not above the expense cap.

Distributor

Pacific Life Distributors, Inc. (“PSD”), whose address is 700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660, is the principal distributor for the Trust.

Tax Matters

You’ll find more information about taxation in the Trust’s statement of additional information dated May 1, 2018,. For information about the federal income tax consequences to purchasers of Variable Contracts, see the applicable prospectus or offering memorandum.

20│Page

Annual and Semi-Annual Reports

The Trust’s annual report for the fiscal year ended December 31, 2017 was previously sent to shareholders and is available online at www.PacificLife.com/PacificSelectFund.htm. The annual report is available upon request without charge by contacting the Trust by:

Regular mail:	Pacific Select Fund, P.O. Box 9000, Newport Beach, CA 92660

Express mail:	Pacific Select Fund, 700 Newport Center Drive, Newport Beach, CA 92660

Telephone:	PLIC’s Annuity Contract Owners: 1-800-722-4448 PLIC’s Annuity Financial Advisors: 1-800-722-2333
PLIC’s Insurance Policy Owners: 1-800-347-7787
PL&A’s Annuity Contract Owners: 1-800-748-6907
PL&A’s Life Insurance Policy Owners: 1-888-595-6997

Capitalization

The following table shows, on an unaudited basis, the capitalization of each of the Funds as of December 31, 2017:

	Net Assets	Net Asset Value Per Shares	Shares Outstanding
Long/Short Large-Cap Portfolio	$793,370,229	$18.59	42,669,969
Main Street Core Portfolio	$1,367,826,060	$41.02	33,345,948

VIII. ADDITIONAL INFORMATION ABOUT VOTING

Solicitation of proxies

The principal solicitation will be by mail, but voting instructions also may be solicited by telephone, internet or in person. AST Fund Solutions, LLC (“AST”) has been retained to assist with voting instruction solicitation activities (including assembly and mailing of materials to Contract Owners). As described in Section IV above under the "Expenses of the Reorganization" section, all expenses incurred in connection with the preparation of this Proxy Statement/Prospectus and the solicitation of instructions will be paid by the Acquired Fund. AST will be paid approximately $16,357 for its assistance with voting instruction solicitation activities.

Voting rights

Holders of shares of the Acquired Fund at the close of business on April 9, 2018 (the “Record Date”) are entitled to one vote for each share held, and a proportionate fraction of a vote for each fraction of a share held. PLIC and PL&A are the sole shareholders of the Acquired Fund entitled to vote. PLIC and PL&A hold shares of the Acquired Fund in their respective “Separate Accounts,” which are investment accounts established specifically to support obligations of the Contracts. The assets and liabilities of the Separate Accounts are segregated from PLIC’s and PL&A’s general account assets and liabilities. PLIC’s and PL&A’s voting rights are being passed on to you as a Contract Owner, allowing you to provide voting instructions that will be followed when votes are cast by PLIC and PL&A at the Meeting. The number of shares for which such instruction may be given for purposes of voting at the Meeting, including any postponements or adjournments thereof, will be determined as of the Record Date. All outstanding Class P shares of the Acquired Fund (which are held by the Portfolio Optimization Portfolios) will be fully redeemed in advance of the Closing Date. Accordingly, shareholders of Class P of the Acquired Fund are not being solicited to provide voting instructions with respect to the Plan of Reorganization.

Voting options

Contract Owners may vote by mail, telephone, Internet or in person at the Meeting. To attend the Meeting in person, you will be required to provide proof of ownership of an interest in the Acquired Fund and a valid form of identification, such as a driver’s license, passport or other government-issued identification. Voting instructions, whether submitted via mail, telephone or Internet, must be received by 8:00 a.m. Eastern Time (5:00 a.m. Pacific Time) on the Meeting Date or properly submitted in person at the Meeting. If you vote by mail, the voting instruction proxy card must be properly executed (signed by all Contract Owners of record) and received at the address shown on the enclosed postage paid envelope.

21│Page

Contract Owners may revoke a previously submitted voting instruction proxy card (“proxy card”) at any time prior to its use by providing PLIC or PL&A, as applicable, with a written revocation or duly executed proxy card bearing a later date. In addition, any Contract Owner who attends the Meeting in person may vote by ballot at the Meeting, thereby canceling any voting instruction previously given.

How PLIC and PL&A will vote at the Meeting:

(i)	If you provide voting instructions timely (on a properly executed proxy card if you are voting by mail), PLIC and PL&A will vote your shares in accordance with your voting instructions.

(ii)	If you provide a properly executed proxy card timely, but it does not include voting instructions, PLIC and PL&A will vote your shares FOR the Proposal.

(iii)	If you provide voting instructions timely to ABSTAIN, the instruction will be counted as present for purposes of determining whether a quorum of shares is present at the Meeting and PLIC and PL&A will vote your shares AGAINST the Proposal.

(iv)	If you do not provide voting instructions timely (and have not provided a properly executed proxy card), PLIC and PL&A will vote your shares in the same proportion as all other shareholders in the same Separate Account voted.

(v)	If no Contract Owners of a Separate Account provide timely voting instructions (or properly executed proxy card), PLIC and PL&A will vote all shares held by such Separate Account in the same proportion as votes cast by all of its respective other Separate Accounts in the aggregate.

(vi)	If PLIC or PL&A hold shares of the Acquired Fund in their respective general accounts, such shares will be voted proportionally in the same manner as all of its respective Separate Accounts vote in the aggregate.

As a result of the proportional voting described in paragraphs (iv) through (vi) above, a small number of Contract Owners may determine the outcome of the vote.

Quorum

The Acquired Fund must have a quorum to conduct its business at the Meeting. Holders of 30% of the outstanding shares of the Acquired Fund present in person or by proxy shall constitute a quorum. In the absence of a quorum, a majority of outstanding shares entitled to vote, present in person or by proxy, may adjourn the meeting from time to time until a quorum is present. Shares held by shareholders present in person or represented by proxy at the meeting (including PLIC and PL&A) will be counted both for the purpose of determining the presence of a quorum and for calculating the votes cast on any proposal before the meeting. Since PLIC and PL&A are the owners of record of a majority of the outstanding shares of the Acquired Fund, it is anticipated that a quorum will be present at the meeting.

Required Vote

Approval of the Plan of Reorganization requires the affirmative vote of a majority of the outstanding shares of the Acquired Fund. With respect to the Acquired Fund, a majority of the outstanding shares means the lesser of (a) 67% or more of the shares of the Acquired Fund present at the meeting if more than 50% of the outstanding shares of the Acquired Fund are represented in person or by proxy at the meeting; or (b) more than 50% of the shares of the Acquired Fund.

At the close of business on the Record Date, there were [_______] outstanding Class I shares of the Acquired Fund. (The Portfolio Optimization Portfolios’ holdings of all Class P shares of the Acquired Fund were fully redeemed in advance of the Record Date.) The Class I shares of the Acquired Fund are offered as an investment option for Pacific Life Separate Accounts. As of the Record Date, PLIC and PL&A owned, for their respective General Accounts and Separate Accounts, [__________] and [________] Class I shares of the Acquired Fund, respectively, which represents [ ]% and [ ]% of the Acquired Fund’s outstanding Class I shares, respectively. To the knowledge of the Trust, as of the Record Date, no current Trustee owns 1% or more of the outstanding shares of the Acquired Fund, and the officers and Trustees own, as a group, less than 1% of the shares of the Acquired Fund.

22│Page

PLIC is a Nebraska corporation; PL&A is an Arizona corporation. Their principal offices are located at 700 Newport Center Drive, Newport Beach, CA 92660.

IX. OTHER MATTERS TO COME BEFORE THE MEETING

The Trust does not know of any matters to be presented at the Meeting other than those described in this Proxy Statement/Prospectus. If other business should properly come before the Meeting, PLIC and PL&A will vote thereon in accordance with their respective best judgment.

Shareholder proposals

The Acquired Fund is not required to hold regular annual meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by the Acquired Fund’s management. Therefore, it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

PLEASE:

›	PROMPTLY EXECUTE AND RETURN THE ENCLOSED VOTING INSTRUCTION PROXY CARD. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE IS ENCLOSED FOR YOUR CONVENIENCE.

OR

›	VOTE TELEPHONICALLY BY CALLING (888) 227-9349.

OR

›	VOTE ON THE INTERNET BY LOGGING ONTO PROXYONLINE.COM AND FOLLOWING THE ONLINE INSTRUCTIONS.

VOTING INSTRUCTIONS MUST BE RECEIVED BY 8:00 A.M. EASTERN TIME (5:00 A.M. PACIFIC TIME) ON JUNE 18, 2018. VOTES CAST BY MAIL NEED TO BE RECEIVED AT THE ADDRESS SHOWN ON THE ENCLOSED POSTAGE PAID ENVELOPE.

OR

›	VOTE IN PERSON AT THE SHAREHOLDER MEETING ON JUNE 18, 2018 AT 9:30 A.M. PACIFIC TIME AT 700 NEWPORT CENTER DRIVE, NEWPORT BEACH, CA.

/s/ Jane M. Guon
Jane M. Guon
Vice President & Secretary
Pacific Select Fund

May 11, 2018

23│Page

APPENDIX A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Plan”) is adopted on January 22, 2018, by Pacific Select Fund (the “Trust”), a Delaware statutory trust, with its principal place of business at 700 Newport Center Drive, Newport Beach, California 92660, on behalf of the Main Street Core Portfolio (the “Surviving Fund”), a separate series of the Trust, and the Long/Short Large-Cap Portfolio (the “Acquired Fund”), another separate series of the Trust.

Under the reorganization (the “Reorganization”), the Acquired Fund will transfer all of its assets to the Surviving Fund, in exchange solely for Class I Shares of the Surviving Fund (the “Surviving Fund Shares”), the assumption by the Surviving Fund of all liabilities of the Acquired Fund, and the distribution of the Surviving Fund Shares to the shareholders of the Acquired Fund in complete Reorganization of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Plan.

WHEREAS, the Acquired Fund and Surviving Fund are each a series of the Trust, an open-end, registered investment company of the management type, and the Acquired Fund owns securities which generally are assets of the character in which the Surviving Fund is permitted to invest; and

WHEREAS, the Board of Trustees of the Trust (the “Board”) has determined that the exchange of all of the assets of the Acquired Fund for Surviving Fund Shares and the assumption of all liabilities of the Acquired Fund by the Surviving Fund is in the best interests of the Surviving Fund and its shareholders and that the interests of the existing shareholders of the Surviving Fund would not be diluted as a result of this transaction; and

WHEREAS, the Board has also determined, with respect to the Acquired Fund, that the exchange of all of the assets of the Acquired Fund for Surviving Fund Shares and the assumption of all liabilities of the Acquired Fund by the Surviving Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.

NOW, THEREFORE, the Trust, on behalf of the Surviving Fund and the Acquired Fund separately, hereby approves the Plan on the following terms and conditions:

1.	Transfer of Assets of the Acquired Fund to the Surviving Fund in Exchange for the Surviving Fund Shares, the Assumption of All Acquired Fund Liabilities and the Reorganization of the Acquired Fund.

1.1 Subject to the requisite approval of the Acquired Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund’s assets, as set forth in paragraph 1.2, to the Surviving Fund, and the Surviving Fund agrees in exchange therefore: (i) to deliver to the Acquired Fund the number of full and fractional Surviving Fund Shares determined by dividing the value of the Acquired Fund’s net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Surviving Fund Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2 The assets of the Acquired Fund to be acquired by the Surviving Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided for in paragraph 3.1 (the “Closing Date”). Whether or not shown as an asset on the books of the Acquired Fund on the Closing Date, assets consisting of any asserted or unasserted potential legal claims that may arise from the Acquired Fund as of the Closing Date or were constituted prior to the Closing Date, shall be considered part of the assets of the Acquired Fund.

1.3 The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Surviving Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date. Expenses, whether known or unknown as of the Valuation Date, associated with any asserted or unasserted potential legal claims that are assets of the Acquired Fund as set forth in paragraph 1.2, shall be considered liabilities of the Acquired Fund.

1.4 Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund’s shareholders of record, determined as of the close of business on the Closing Date (the “Acquired Fund Shareholders”), on a pro rata basis within Class I, the Surviving Fund Shares received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate and terminate. Such distribution and Reorganization will be accomplished by the transfer of the Surviving Fund Shares then credited to the account of the Acquired Fund on the books of the Surviving Fund to open accounts on the share records of the Surviving Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Surviving Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund shares owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in shares of the Acquired Fund will then represent a number of Surviving Fund Shares, as determined in accordance with Section 2.3. The Surviving Fund shall not issue certificates representing the Surviving Fund Shares in connection with such exchange.

1.5 Ownership of Surviving Fund Shares will be shown on the books of the Fund’s transfer agent. Shares of the Surviving Fund will be issued in the manner described in the Fund’s then-current prospectus and statement of additional information.

1.6 Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.	Valuation

2.1 The value of the Acquired Fund’s assets to be acquired by the Surviving Fund hereunder shall be the value of such assets computed at or about 4:00 p.m. Eastern Time on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures set forth in the Acquired Fund’s then-current prospectus or statement of additional information and as established by the Board.

2.2 The net asset value of the Surviving Fund Share shall be the net asset value per share computed at or about 4:00 p.m. Eastern time and after the declaration of any dividends on the Valuation Date, using the valuation procedures set forth in the Surviving Fund’s then-current prospectus or statement of additional information with respect to the Surviving Fund, and as established by the Board.

2.3 The number of Surviving Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s assets shall be determined by dividing the value of the net assets of the Acquired Fund, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of a Surviving Fund Share, determined in accordance with paragraph 2.2.

All computations of value shall be made by the Acquired Fund’s designated recordkeeping agent.

3.	Closing and Closing Date

3.1 The Closing Date shall be June 28, 2018, or such other date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the Closing Date, unless otherwise agreed to by the parties. The close of business on the Closing Date shall be at or about 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Trust or at such other time and/or place as the parties may agree.

3.2 The Trust shall direct State Street Bank and Trust Company, as custodian for the Trust (the “Custodian”), to deliver, at the Closing, confirmation by an authorized officer that (i) the Acquired Fund’s portfolio securities, cash, and any other assets (the “Assets”) were delivered in proper form to the Surviving Fund on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Surviving Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of such depositories and the Custodian, the Acquired Fund’s portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”).

3.3 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Surviving Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board, accurate appraisal of the value of the net assets of the Surviving Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or on such other day as the parties may agree.

4.	Representations and Warranties

4.1 Except as has been fully disclosed to and accepted by the Surviving Fund prior to the date of this Plan in a written instrument executed by an officer of the Trust, the Trust, on behalf of the Acquired Fund, represents and warrants to the Surviving Fund as follows:

(a) The Acquired Fund is duly organized as a series of the Trust, which is a statutory trust duly organized and validly existing under the laws of the State of Delaware, with power under the Trust’s Agreement and Declaration of Trust dated June 22, 2016 (the “Declaration of Trust”), to own all of its properties and assets and to carry on its business as it is now being conducted;

(b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of its shares under the Securities Act of 1933, as amended (the “1933 Act”), including the shares of the Acquired Fund, are in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act, and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used during the three years previous to the date of this Plan conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act, and the rules and regulations of the Commission thereunder, and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) On the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund’s assets to be transferred to the Surviving Fund pursuant to paragraph 1.1 and full right, power, and authority to sell, assign, transfer and deliver such assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such assets, the Surviving Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Surviving Fund;

(f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Plan will not result, in (i) a material violation of the Trust’s Declaration of Trust, or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund is a party or by which it is bound;

(g) The Acquired Fund has no material contracts or other commitments (other than this Plan) that will be terminated with liability to it prior to the Closing Date;

(h) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i) The statement of assets and liabilities, including the schedule of investments, of the Acquired Fund as of December 31, 2017, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, and are in accordance with generally accepted accounting principles (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Surviving Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(j) Since December 31, 2017, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

(k) On the Closing Date, all Federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l) For taxable years beginning on or after January 1, 2008, including the taxable year ending with the Closing Date, the Acquired Fund has met the requirements for taxation as a partnership for federal income tax purposes. For each taxable year, including the taxable year ending with the Closing Date, the Acquired Fund has met the diversification requirements of Section 817(h) of the Code and the Treasury Regulations promulgated thereunder;

(m) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust and have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the same persons and in the same amounts set forth in the records of the Transfer Agent immediately prior to the Closing, on behalf of the Acquired Fund;

(n) The adoption and performance of this Plan will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board, and, subject to the approval of the shareholders of the Acquired Fund, this Plan will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles; and performance of this Plan will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board, and, subject to the approval of the shareholders of the Acquired Fund, this Plan will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles; and

(o) The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p) The proxy statement of the Surviving Fund (the “Proxy Statement”) to be included in the Proxy Statement/Prospectus referred to in paragraph 5.5, insofar as it relates to the Surviving Fund, will, on the effective date of the Proxy Statement/Prospectus and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement/Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

(q) On the Closing Date, the shares of beneficial interest of the Acquired Fund that are authorized, established, issued and outstanding shall consist of a single class, which are designated Class I shares, and no other class of shares of beneficial interest of the Acquired Fund shall be authorized, established, issued or outstanding.

4.2 Except as has been fully disclosed to and accepted by the Acquired Fund prior to the date of this Plan in a written instrument executed by an officer of the Trust, the Trust, on behalf of the Surviving Fund, represents and warrants to the Acquired Fund as follows:

(a) The Surviving Fund is duly organized as a series of the Trust, which is a statutory trust duly organized and validly existing under the laws of the State of Delaware, with power under the Trust’s Declaration of Trust, to own all of its properties and assets and to carry on its business as it is now being conducted;

(b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of its shares under the 1933 Act, including the shares of the Surviving Fund, are in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Surviving Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Surviving Fund and each prospectus and statement of additional information of the Surviving Fund used during the three years previous to the date of this Plan conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act, and the rules and regulations of the Commission thereunder, and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) On the Closing Date, the Surviving Fund will have good and marketable title to the Surviving Fund’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

(f) The Surviving Fund is not engaged currently, and the adoption and performance of this Plan will not result, in (i) a material violation of the Trust’s Declaration of Trust, or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Surviving Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Surviving Fund is a party or by which it is bound;

(g) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Surviving Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Surviving Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h) The statement of assets and liabilities, including the schedule of investments, of the Surviving Fund as of December 31, 2017, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Surviving Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Surviving Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(i) Since December 31, 2017, there has not been any material adverse change in the Surviving Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this subparagraph (i), a decline in net asset value per share of the Surviving Fund due to declines in market values of securities in the Surviving Fund’s portfolio, the discharge of Surviving Fund liabilities, or the redemption of Surviving Fund shares by shareholders of the Surviving Fund, shall not constitute a material adverse change;

(j) On the Closing Date, all Federal and other tax returns and reports of the Surviving Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Surviving Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k) For taxable years beginning on or after January 1, 2007, the Surviving Fund has met the requirements for taxation as a partnership for federal income tax purposes. For each taxable year of its operation ending on or before December 31, 2006, the Surviving Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its Federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending on or prior to December 31, 2006. For each taxable year, the Surviving Fund has met the diversification requirements of Section 817(h) of the Code and the Treasury Regulations promulgated thereunder;

(l) All issued and outstanding Surviving Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust and have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws;

(m) The adoption and performance of this Plan will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Board on behalf of the Surviving Fund and this Plan will constitute a valid and binding obligation of the Surviving Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n) The Surviving Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Plan, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Surviving Fund Shares, and will be fully paid and non-assessable by the Trust;

(o) The information to be furnished by the Surviving Fund for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(p) That insofar as it relates to the Trust or the Surviving Fund, the Proxy Statement/Prospectus (as defined in Section 5.5 herein) relating to the Surviving Fund shares issuable hereunder, and the proxy materials of the Acquired Fund to be included in the Proxy Statement/Prospectus, and any amendment or supplement to the foregoing, will, from the effective date of the Proxy Statement/Prospectus through the date of the meeting of shareholders of the Acquired Fund contemplated therein, (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement/Prospectus made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations thereunder.

5.	Covenants of the Surviving Fund and the Acquired Fund

5.1 The Surviving Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2 The Trust will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Plan and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3 The Acquired Fund covenants that the Surviving Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Plan.

5.4 Subject to the provisions of this Plan, the Surviving Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Plan.

5.5 The Acquired Fund will provide the Surviving Fund with information reasonably necessary for the preparation of a registration statement (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a combined Proxy Statement/Prospectus on Form N-14 of the Surviving Fund (the “Proxy Statement/Prospectus”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Plan and the transactions contemplated herein.

5.6 Immediately after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Surviving Fund Shares received at the Closing.

5.7 The Surviving Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Plan as promptly as practicable.

5.8 The Acquired Fund covenants that it will, from time to time, as and when reasonably requested by the Surviving Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Surviving Fund may reasonably deem necessary or desirable in order to vest in and confirm the Surviving Fund’s title to and possession of all the assets and otherwise to carry out the intent and purpose of this Plan.

5.9 The Surviving Fund will use all reasonable efforts to obtain such regulatory approvals and authorizations as may be necessary, including those required by the 1933 Act and the 1940 Act, in order to continue its operations after the Closing Date.

6.	Conditions Precedent to Obligations of the Acquired Fund

The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at the Acquired Fund’s election, to the performance by the Surviving Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1 All Class P Shares of the Acquired Fund shall have been redeemed in full such that there are no Class P shares authorized, established, issued or outstanding at the time of the Reorganization.

6.2 All representations and warranties of the Surviving Fund and the Trust contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Plan, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.3 The Trust and the Surviving Fund shall have performed all of the covenants and complied with all of the provisions required by this Plan to be performed or complied with by the Trust and the Surviving Fund on or before the Closing Date; and

6.4 The Acquired Fund and the Surviving Fund shall have agreed on the number of full and fractional Surviving Fund shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.	Conditions Precedent to Obligations of the Surviving Fund

The obligations of the Surviving Fund to complete the transactions provided for herein shall be subject, at the Surviving Fund’s election, to the performance by the Acquired Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1 All representations and warranties of the Acquired Fund and the Trust contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Plan, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2 The Trust and the Acquired Fund shall have performed all of the covenants and complied with all of the provisions required by this Plan to be performed or complied with by the Trust or the Acquired Fund on or before the Closing Date; and

7.3 The Acquired Fund and the Surviving Fund shall have agreed on the number of full and fractional Surviving Fund shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

8.	Further Conditions Precedent to Obligations of the Surviving Fund and the Acquired Fund

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Surviving Fund, the other party to this Plan shall, at its option, not be required to consummate the transactions contemplated by this Plan:

8.1 The Plan and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Trust’s Declaration of Trust, By-Laws, applicable Delaware law and the 1940 Act. Notwithstanding anything herein to the contrary, neither the Surviving Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.1;

8.2 On the Closing Date, no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Plan or the transactions contemplated herein;

8.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Surviving Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

8.4 The Proxy Statement/Prospectus shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5 The parties shall have received the opinion of Dechert LLP addressed to the Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Plan will not result in any taxable income or gains being recognized for Federal income tax purposes, by the contract holders who hold interests on the Closing Date in the Surviving Fund and/or the Acquired Fund through certain variable annuity contracts and variable life insurance policies issued or administered by Pacific Life Insurance Company or Pacific Life & Annuity Company. The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of the Pacific Life Insurance Company and the Pacific Life & Annuity Company. Notwithstanding anything herein to the contrary, the Trust may not waive the condition set forth in this paragraph 8.5.

9.	Expenses of the Reorganization

9.1 The Surviving Fund represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2 The Acquired Fund will bear 100% of the expenses relating to the proposed Reorganization. The costs of the Reorganization shall include: preparation of the Proxy Statement/Prospectus, printing and distributing the Surviving Fund’s prospectus and the Acquired Fund’s proxy materials, the costs of solicitation of voting instructions and any necessary filings with the SEC, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings. These expenses are considered extraordinary expenses and fall outside of the Acquired Fund’s expense limitation agreement. Brokerage fees and other transaction costs associated with the purchase and sale of holdings by and for the Acquired Fund, either prior to or after the Reorganization, in connection with the restructuring of the Acquired Fund in anticipation of or in connection with the Reorganization or otherwise, are not considered expenses of the Reorganization. Brokerage fees and certain transaction costs associated with the purchase and sale of securities, are part of the cost of such securities (and are not Reorganization expenses). The principal solicitation will be by mail, but voting instructions also may be solicited by telephone, Internet or in person. AST has been retained to assist with voting instruction solicitation activities (including assembly and mailing of materials to owners of Variable Contracts).

10.	Entire Agreement; Survival of Warranties

10.1 The Trust has not made any representation, warranty or covenant, on behalf of either the Acquired Fund or the Surviving Fund, not set forth herein, and this Agreement constitutes the entire agreement between the Surviving Fund and Acquired Fund with respect to the Reorganization.

10.2 The representations, warranties and covenants contained in this Plan or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.	Termination

This Plan and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of such Board, make proceeding with the Plan inadvisable.

12.	Amendments

This Plan may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust; provided, however, that following the meeting of the shareholders of the Acquired Fund called by the Trust pursuant to paragraph 5.2 of this Plan, no such amendment may have the effect of changing the provisions for determining the number of Surviving Fund shares to be issued to the Acquired Fund Shareholders under this Plan to the detriment of such shareholders without their further approval.

13.	Notices

Any notice, report, statement or demand required or permitted by any provision of this Plan shall be in writing and shall be given by personal service, a form of express mail service which requires signature of the recipient, or by prepaid or certified mail addressed to the Pacific Select Fund at 700 Newport Center Drive, Post Office Box 7500, Newport Beach, California 92660, Attn: Robin S. Yonis, Esq. General Counsel in each case with a copy to Dechert LLP, 90 State House Square, Hartford, CT 06103, Attn: Anthony H. Zacharski, Esq.

14.	Headings; Counterparts; Governing Law; Assignment; Limitation of Liability

14.1 The Article and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

14.2 This Plan shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

14.3 This Plan shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan.

14.4 The obligations imposed by this Plan shall not be binding upon any of the trustees, shareholders, nominees, officers, agents, or employees of either party hereto personally, but shall bind only the trust property of such party, as provided in the Trust’s Declaration of Trust. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of each party.

IN WITNESS WHEREOF, the Board has caused this Plan to be approved on behalf of the Surviving Fund and the Acquired Fund, respectively.

PACIFIC SELECT FUND

By:	/s/ Robin S. Yonis
Name:	Robin S. Yonis
Title:	Vice President and General Counsel

APPENDIX B

ADDITIONAL INFORMATION REGARDING THE MAIN STREET CORE PORTFOLIO

(The “SURVIVING FUND”)

All terms used herein shall have the meaning given to them in the Proxy Statement/Prospectus unless otherwise noted. Purchase and Sale of Surviving Fund Shares

The Surviving Fund is offered at net asset value (“NAV”) and is available only as an underlying investment option for variable life insurance and variable annuity products (“variable products”) issued by Pacific Life and PL&A. You do not buy, sell or exchange shares of the Fund – you choose investment options through your variable product. The insurance companies then invest in the Fund if you choose it as an investment option, and redeem shares of the Fund if you choose to decrease that investment option. Any minimum initial or subsequent investment requirements and procedures for purchase or redemption of shares of the Fund that apply to your variable product should be described in the prospectus for the variable product. Class P shares are offered at NAV and are only available for purchase and sale by certain funds of funds of the Trust.

Tax Information

The Trust currently intends that the Surviving Fund will be treated as a partnership for federal income tax purposes. As such, the Surviving Fund is not subject to income tax; and any income, gains, losses, deductions and credits of the Surviving Fund would instead be taken into account by its partners, which would be the insurance companies whose separate accounts invest in the Surviving Fund, and retain the same character for federal income tax purposes.

The Surviving Fund also intends to comply with the requirements of Section 817(h) of the Internal Revenue Code, including diversification regulations and investor control provisions that apply to mutual funds underlying variable contracts.

You’ll find more information about taxation in the SAI. Because the only shareholders of the Surviving Fund are the insurance companies offering the variable products and as applicable certain funds of funds of the Trust, no discussion is included here about the federal income tax consequences at the shareholder level. Shareholders of the Surviving Fund should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of Surviving Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction. The federal income tax consequences for purchasers of a variable product are described in the prospectus for the variable product.

Payments to Broker-Dealers and Other Financial Intermediaries

Pacific Select Distributors, LLC (“PSD”), the Distributor for the Surviving Fund and for the variable products, may pay broker-dealers or other financial intermediaries for the sale of the variable products and related services, including shareholder servicing. The Surviving Fund’s service fee, which is paid to PSD, can be used for a part of these payments. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the variable contract and the Surviving Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information. If offered for the Fund, Class P shares, which are only available for purchase and sale by certain funds of funds of the Trust and are not sold through financial intermediaries, do not pay a service or distribution/service fee to PSD.

Surviving Fund Availability

Class I shares of the Surviving Fund shares are offered at NAV and are available as underlying investment options for variable life insurance and variable annuity products issued or administered by Pacific Life and Pacific Life & Annuity Company (“PL&A”). These insurance companies actually own the Class I shares of the Surviving Fund. You do not buy, sell or exchange shares of the Surviving Fund — you choose investment options through your variable annuity contractor variable life insurance policy. The insurance companies then invest in the Class I shares of the Surviving Fund if you choose the Surviving Fund as an investment option. It is possible that due to the differences in the tax treatment or other considerations, the interests of various contract owners participating in the Surviving Fund might at some time be in conflict. The Trust’s Board will monitor for any material conflicts and determine what action, if any, should be taken.

Trust Organization

The Trust is organized as a Delaware statutory trust. Its business and affairs are managed by its Board. The Trust is comprised of multiple funds, including the Surviving Fund. The Trust may discontinue offering shares of any fund at any time or may offer shares of a new fund. If a fund were discontinued, any investment allocation to that fund would be allocated to another fund that the Trustees believe would be suitable, as long as any required regulatory approvals were met.

How Share Prices Are Calculated

Valuation Policy

The Trust’s Board has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, the Board has delegated certain functions to the Trustee Valuation Committee (“TVC”) and/or the Valuation Oversight Committee (“VOC”) or its delegate to determine the fair value of certain investments, which includes using third party pricing services. Each valuation committee that values the Surviving Fund’s investments does so in accordance with the Valuation Policy. The methodologies used to value the Surviving Fund’s investments are described in greater detail in the Investment Valuation subsection below.

Determination of Net Asset Value (“NAV”)

Each fund of the Trust is divided into shares and share classes, if applicable. The price per share of each class of the Surviving Fund’s shares is called its NAV. The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. The Surviving Fund’s NAV is calculated by taking the total value of its assets, subtracting its liabilities, and dividing by the total number of shares outstanding.

The Surviving Fund’s NAV is calculated once per day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. For purposes of calculating the NAV, the value of investments held by the Fund is generally determined as of the scheduled closing time of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the scheduled close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.

The Surviving Fund’s shares are purchased, sold or exchanged at the Fund’s NAV next calculated after a request to buy, sell or exchange shares is received by Pacific Life or PL&A in proper form. The insurance companies pay for shares they purchase in cash. Similarly, when shares are sold or exchanged, the Trust generally pays the insurance companies for the shares in cash. However, the Surviving Fund may, subject to approval by the Board, pay for a sale or exchange, in whole or in part, by a distribution of investments, in lieu of cash, in accordance with applicable rules.

The Surviving Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the SEC), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders. Based on information obtained from the NYSE, it is anticipated that the NYSE will be closed when the following annual holidays are observed: New Year’s Day; Martin Luther King, Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. The NYSE is normally closed on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. In addition, the NYSE typically closes early (usually 1:00 p.m. Eastern Time) on the day after Thanksgiving and the day before Christmas Day. Although the Trust expects the same holidays to be observed in the future, the NYSE may modify its holiday schedule or hours of operation at any time.

Investment Valuation

The value of each security or other investment is the amount which the Surviving Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by the Surviving Fund is based primarily on pricing data obtained from various sources approved by the Board.

•	Domestic Equity Investments. For Domestic Equity Investments (including exchange-traded funds), the funds of the Trust generally use the official closing price or last reported sale price from an exchange as of the scheduled closing time of the NYSE and do not normally take into account trading, clearances or settlements that take place after the scheduled close of the NYSE. Investments with no official closing or last reported sales price are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Dividends and Distributions

Currently, each of the funds in the Trust, including the Surviving Fund, is treated as a partnership (each a “Partnership Fund” and together the “Partnership Funds”) for Federal income tax purposes only. The Partnership Funds are not required to distribute taxable income and capital gains for Federal income tax purposes. Each partner, which would be Pacific Life and PL&A through their respective separate accounts, and as applicable certain funds of funds of the Trust, is required to report its respective share of income, gains, losses, deductions and credits of each Partnership Fund. Under the Trust’s dividend and distributions policy, no dividend and capital gains distributions will be made by any Funds.

Distribution and Service Arrangements

Revenue Sharing Payments

As noted previously, the Trust serves as an investment vehicle for variable annuity and variable life insurance products issued or administered by Pacific Life and PL&A. While there is no sales load on shares of funds in the Trust, including the Surviving Fund (to the extent permitted by SEC and Financial Industry Regulatory Authority (“FINRA”) rules and other applicable laws and regulations), PSD, principal underwriter and distributor of Pacific Life’s variable insurance products, or its affiliate pays substantial cash and non-cash compensation to broker-dealers that solicit applications for variable annuity contracts or variable life insurance policies issued by Pacific Life and PL&A. Some of the arrangements between PSD and the broker-dealers may be referred to as “revenue sharing” arrangements. These revenue sharing arrangements are paid out of the assets of PSD or its affiliates and are not paid directly by the Surviving Fund.

In consideration for revenue sharing, a broker-dealer firm may be encouraged to render services to variable annuity contract and variable life insurance policy owners and may feature certain products in its sales system or give preferential access to members of its sales force or management to the detriment of other products or investment options. Refer to the product prospectus or the offering memorandum for a description of the incentives for broker-dealers, including those arising from revenue sharing arrangements with respect to the variable annuity contracts and variable life insurance policies and a further discussion of the conflicts of interest that may be created by this compensation.

In addition, PSD may pay all or a portion of the servicing fees it receives from the Surviving Fund under the Service Plan (described below) to broker-dealers. Not all broker-dealer firms receive additional compensation, and the amount of compensation varies and revenue sharing arrangements may vary. These payments could be significant to a firm. PSD has informed the Trust that it hopes that its affiliates will benefit from compensation arrangements to broker-dealers including revenue sharing arrangements, and it hopes such arrangements will increase the Trust’s net assets, including the Surviving Fund’s net assets. If this is the case, this could benefit the Trust and the Surviving Fund, but would also result in additional management and other fees for PLFA (the investment adviser) and its affiliates.

Service Plan

The Trust has adopted a non-12b-1 service plan (“Service Plan”) pursuant to which Class I shares of the Surviving Fund pay a service fee at an annual rate of 0.20% of the average daily net assets attributed to Class I shares of the Fund. The service fees are paid to PSD, the Trust’s distributor, in connection with services rendered or procured to or for shareholders of the Trust or their variable contract owners. These services may include, but are not limited to: providing electronic, telephonic, and technological servicing support in connection with existing investments in the Surviving Fund; answering questions regarding the Trust, the Surviving Fund, its Managers and/or other service providers; responding to inquiries regarding this prospectus and the SAI, and supplements thereto, reports, notices, proxies and proxy statements and other information regarding the Trust; payment of compensation to broker-dealers, including PSD itself, and other financial institutions and organizations which assist in providing any of the services; and other services. The amounts paid under the Service Plan are intended to be treated as service fees under the applicable rule of FINRA regarding asset-based sales charges for investment companies. The Service Plan is not adopted as a distribution or “12b-1 plan” under Rule 12b-1 under the 1940 Act.

The Service Plan may be terminated at any time by vote of the majority of the Board of Trustees. Because service fees are paid out of the Surviving Fund’s assets on an ongoing basis, they will increase the cost of your investment over time. See the SAI for additional details.

Prevention of Disruptive Trading

The Surviving Fund is intended for long-term investment through variable life insurance and annuity contracts; not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not choose the Surviving Fund as an investment option under their Variable Contracts. The Trust relies on any insurance company that participates in the Trust (including Pacific Life and PL&A) to enforce the Trust’s limitations on transfers by passing through the limitations and applying them to the insurer’s variable annuity contract owners and variable life insurance policy holders as if they were investing directly in the Surviving Fund.

Frequent, short-term trading can disrupt the management of the Trust and the Surviving Fund and can raise expenses through increased trading and transaction costs, forced and unplanned portfolio turnover, lost opportunity costs, and large asset swings that decrease the Surviving Fund’s ability to provide maximum investment return to all shareholders. In addition, certain trading activity that attempts to take advantage of inefficiencies in the valuation of the Surviving Fund’s securities holdings may dilute the interests of the remaining contract owners. This in turn can have an adverse effect on the Surviving Fund’s performance. While these issues can occur in connection with any fund of the Trust, funds holding securities that are subject to market pricing inefficiencies could be more susceptible to abuse. For example, holding international securities may be more susceptible to time-zone arbitrage which seeks to take advantage of pricing discrepancies occurring between the time of the closing of the market on which the security is traded and the time of pricing the funds. The Trust has retained a pricing service to assist in the valuation of certain foreign securities, which may reduce the ability of shareholders to engage in such arbitrage, although there is no assurance that this measure will be effective in reducing arbitrage opportunities.

The Trust’s Board adopted a policy with respect to limitations on transfers for all funds of the Trust, including the Surviving Fund. The limitations specified below apply to all variable annuity contract owners and variable life insurance policy holders (“Investors”), whether natural persons, partnerships, corporations, limited liability companies, trusts or any other type of entity, but do not apply directly to the insurance company in its capacity as record shareholder:

1.	An Investor may not make more than 25 (twenty-five) transfers per calendar year.

2.	Once the 25 transfer limit is reached, one “safe harbor” transfer is permitted out of the Trust (to the extent permitted under the terms of the applicable variable contract).

3.	For purposes of the above, multiple transfers among the funds of the Trust on the same day count as one transfer.

4.	Transfers to or from a fund of the Trust cannot be made before the seventh calendar day following the last transfer to or from the same fund. If the seventh calendar day is not a business day, then a transfer may not occur until the next business day. The day of the last transfer is not considered a calendar day for purposes of meeting this requirement. For example, if you make a transfer into the Surviving Fund on a Monday that is a business day, you may not make any transfers to or from that Fund before the following Monday.

5.	Insurance companies that participate in the Trust may exclude certain transactions from the above limitations, including but not limited to: fund rebalancing, approved asset allocation service transactions, approved corporate owned life insurance policy rebalancing programs, dollar cost averaging, earnings sweep, loan payments and repayments, and such other transactions as the participating insurance companies determine are appropriate and disclose such exclusions in their product prospectuses and/or offering documents. Variable Contracts may have other restrictions on buying and selling shares. See applicable prospectus and contract terms for details.

6.	Purchases and sales by any fund that seeks to achieve its investment goal by investing in other funds of the Trust (a “fund-of-funds”) are exempt from all of the above limitations.

The trading activity of individual contract owners is generally not identified to the Trust; and therefore, the ability of the Surviving Fund to monitor exchanges made by contract owners is limited. The Trust relies principally on Pacific Life or PL&A as the issuers or administrator of the variable contracts to monitor frequent, short-term trading within the Surviving Fund by contract owners. However, the Trust may request information from the insurance companies regarding Investors’ transfer activity to oversee the monitoring of such short-term trading activity.

Pacific Life and PL&A attempt to discourage frequent trading by imposing transaction limitations on variable contract owners and by monitoring certain large transaction activity through the variable contracts. Variable annuity contracts and variable life insurance policies may have other restrictions on buying and selling shares. Please see the product prospectus or offering memorandum of the relevant variable contracts for more information about these policies. There is no guarantee that Pacific Life and PL&A will be able to identify all individual contract owners who may be making frequent, short-term, or other disruptive or dilutive trades or to curtail their trading activity.

APPENDIX C ADDITIONAL FUNDS OF PACIFIC SELECT FUND OFFERED (AS OF DECEMBER 31, 2017)
FUNDS	MANAGEMENT FIRMS
Fixed Income Portfolios
Core Income Portfolio	Pacific Asset Management
Diversified Bond Portfolio	Western Asset Management Company
Floating Rate Income Portfolio	Pacific Asset Management
Floating Rate Loan Portfolio	Eaton Vance Investment Managers
High Yield Bond Portfolio	Pacific Asset Management
Inflation Managed Portfolio	Pacific Investment Management Company LLC
Inflation Strategy Portfolio	Barings LLC
Managed Bond Portfolio	Pacific Investment Management Company LLC
Short Duration Bond Portfolio	T. Rowe Price Associates, Inc.
U.S. Equity Portfolios
Comstock Portfolio Developing Growth Portfolio	Invesco Advisers, Inc. Lord, Abbett & Co. LLC
Dividend Growth Portfolio	T. Rowe Price Associates, Inc.
Equity Index Portfolio	BlackRock Investment Management, LLC
Focused Growth Portfolio	Janus Capital Management LLC
Growth Portfolio	MFS Investment Management
Large-Cap Growth Portfolio	BlackRock Investment Management, LLC
Large-Cap Value Portfolio	ClearBridge Investments, LLC
Mid-Cap Equity Portfolio	Scout Investments, Inc.
Mid-Cap Growth Portfolio	Ivy Investment Management Company
Mid-Cap Value Portfolio	Boston Partners Global Investors, Inc.
Small-Cap Equity Portfolio	BlackRock Investment Management LLC and Franklin Advisory Services, LLC
Small-Cap Index Portfolio	BlackRock Investment Management, LLC
Small-Cap Value Portfolio	AllianceBernstein L.P.
Value Advantage Portfolio	J.P. Morgan Investment Management Inc.
Non-U.S. Fixed Income Portfolio
Emerging Markets Debt Portfolio	Ashmore Investment Management Limited
Sector Portfolios
Health Sciences Portfolio	BlackRock Investment Management, LLC
Real Estate Portfolio	Morgan Stanley Investment Management Inc.
Technology Portfolio	MFS Investment Management
Non-U.S. Equity Portfolios
Emerging Markets Portfolio	OppenheimerFunds, Inc.
International Large-Cap Portfolio	MFS Investment Management
International Small-Cap Portfolio	QS Investors, LLC
International Value Portfolio	Wellington Management Company LLP
Alternative Strategies Portfolios
Currency Strategies Portfolio	Macro Currency Group and UBS Global Asset Management (Americas) Inc.
Diversified Alternatives Portfolio Equity Long/Short Portfolio	Pacific Life Fund Advisors LLC AQR Capital Management, LLC
Global Absolute Return Portfolio	Eaton Vance Investment Managers
Asset Allocation/Balanced Portfolios
PSF DFA Balanced Allocation Portfolio	Pacific Life Fund Advisors LLC
Pacific Dynamix— Conservative Growth Portfolio	Pacific Life Fund Advisors LLC
Pacific Dynamix— Moderate Growth Portfolio	Pacific Life Fund Advisors LLC
Pacific Dynamix— Growth Portfolio	Pacific Life Fund Advisors LLC
Portfolio Optimization Conservative Portfolio	Pacific Life Fund Advisors LLC
Portfolio Optimization Moderate-Conservative Portfolio	Pacific Life Fund Advisors LLC
Portfolio Optimization Moderate Portfolio Portfolio Optimization Growth Portfolio	Pacific Life Fund Advisors LLC Pacific Life Fund Advisors LLC
Portfolio Optimization Aggressive-Growth Portfolio	Pacific Life Fund Advisors LLC

C-1

APPENDIX D

FINANCIAL HIGHLIGHTS

The information presented below for the Surviving Fund (Class I) has been audited by Deloitte & Touche LLP, an independent registered public accounting firm.

PACIFIC SELECT FUND Selected per share, ratios and supplemental data for each period or year ended were as follows:	2017(1)	2016(1)	2015(1)	2014(1)	2013(1)
INVESTMENT ACTIVITIES
Net asset value, beginning of year	$33.05	$29.56	$28.60	$25.81	$19.58
Net investment income	$0.47	$0.46	$0.35	$0.26	$0.22
Net realized and unrealized gain (loss)	$5.18	$3.03	$0.61	$2.53	$6.01
Total from investment operations	$5.65	$3.49	$0.96	$2.79	$6.23
Total distributions	$-	$-	$	$	$
Net asset value, end of year	$38.70	$33.05	$29.56	$28.60	$25.81
RATIOS AND SUPPLEMENTAL DATA
Total returns	17.08%	11.83%	3.35%	10.82%	31.77%
Net assets, end of period/year (in thousands)	$590,847	$565,181	$551,063	$588,564	$627,303
Ratios of expenses after expense reductions to average net assets(2)	0.68%	0.68%	0.67%	0.67%	0.67%
Ratios of expenses before expense reductions to average net assets	0.68%	0.68%	0.67%	0.67%	0.67%
Ratios of net investment income after expense reductions to average net assets	1.30%	1.51%	1.21%	0.95%	0.96%
Portfolio turnover rate	37%	29%	44%	52%	53%

(1)	Per share investment income has been calculated using the average shares method

(2)	The ratios of expenses after expense reductions to average daily net assets are after advisory fee waivers, and adviser expense reimbursements, if any.

D-1

PACIFIC LIFE

PROXY CARD

SIGN, **DATE** AND **VOTE** ON THE REVERSE SIDE

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. **PLEASE CAST YOUR PROXY VOTE *TODAY!***

SHAREHOLDER'S REGISTRATION PRINTED HERE

BOXES FOR TYPSETTING PURPOSES ONLY

THIS BOX AND BOX ABOVE ARE NOT PRINTED ON ACTUAL PROXY BALLOTS. THEY IDENTIFY LOCATION OF WINDOWS ON OUTBOUND 9X12 ENVELOPES.

PROXY VOTING OPTIONS

1. **MAIL** your signed and voted proxy back in the postage paid envelope provided

2. **ONLINE** at **proxyonline.com** using your proxy control number found below

3. By **PHONE** when you dial toll-free 1-888-227-9349 to reach an automated touchtone voting line

CONTROL NUMBER 12345678910

LONG/SHORT LARGE-CAP PORTFOLIO OF THE PACIFIC SELECT FUND

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS – JUNE 18, 2018

The undersigned owner of a variable life insurance policy or variable annuity contract (collectively, "Variable Contracts") issued or administered by Pacific Life Insurance Company ("PLIC") and funded by separate accounts ("Separate Accounts") of PLIC and Pacific Life & Annuity Company ("PL&A"), hereby instructs PLIC and PL&A, on behalf of their respective pertinent Separate Accounts, to:

(1) Vote the shares of the Long/Short Large-Cap Portfolio of the Pacific Select Fund (the "Trust") attributable to his or her variable contract at the special meeting of shareholders (the "Meeting") of the Trust to be held at 9:30 a.m. Pacific Time, on June 18, 2018 at 700 Newport Center Drive, Newport Beach, California, 92660, and at any adjournment thereof, as indicated, with respect to the matters referred to in the proxy statement for the Meeting; and

(2) Vote upon such other matters as may properly come before the Meeting or any adjournment thereof in discretion of Pacific Life and PL&A.

Do you have questions? If you have any questions about how to vote your proxy or about the meeting in general, please call toll-free **1-800-283-2170**. **Representatives are available to assist you** Monday through Friday 9 a.m. to 10 p.m. Eastern Time.

Important Notice Regarding the Availability of Proxy Materials for this Special Meeting of Shareholders to Be Held on June 18, 2018. The proxy statement for this meeting is available at:

proxyonline.com/docs/longshortlargecapportfolio2018.pdf

If you vote on the Internet or by telephone, you need not return this voting instruction. Voting instructions completed by mail must be sent to the address shown on the postage paid envelope provided. **VOTING INSTRUCTIONS MUST BE RECEIVED BY 8 A.M. EASTERN TIME ON JUNE 18, 2018.**

LONG/SHORT LARGE-CAP PORTFOLIO

PROXY CARD

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED. The signer(s) acknowledges receipt with this Proxy Statement of the Board of Trustees. Your signature(s) on this should be exactly as your name(s) appear on this Proxy (reverse side). If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.

____
SIGNATURE (AND TITLE IF APPLICABLE) DATE

____
SIGNATURE (IF HELD JOINTLY) DATE

The Board of Trustees unanimously recommends a vote FOR the proposal.

This proxy is solicited on behalf of the Board of Trustees of Pacific Select Fund. When properly executed, this proxy will be voted as indicated or "FOR" the proposal if no choice is indicated. If this voting instruction proxy card is not properly executed when voting by mail, or if you do not vote at all, your votes will be cast by PLIC and/or PL&A, as applicable, on behalf of the pertinent Separate Account in the same proportion as it votes shares held by the Separate Account for which it has received voting instructions, if other votes are received for that Separate Account. If no other votes are received for a Separate Account, your votes will be cast by PLIC and/or PL&A, as applicable, in the same proportion as other votes cast by all of its respective Separate Accounts in the aggregate. Abstentions have the same effect as an instruction to vote "AGAINST" the Proposal.

TO VOTE, MARK CIRCLES BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: ●

THANK YOU FOR VOTING

PART B

PACIFIC SELECT FUND STATEMENT OF ADDITIONAL INFORMATION

Dated May 11, 2018

FOR THE REORGANIZATION OF

LONG/SHORT LARGE-CAP PORTFOLIO

INTO

MAIN STREET CORE PORTFOLIO

each a series of Pacific Select Fund (the “Trust”)

This Statement of Additional Information (“SAI”) has been filed with the U.S. Securities and Exchange Commission (“SEC”) in connection with the proposed reorganization of the Long/Short Large-Cap Portfolio with and into the Main Street Core Portfolio (the “Reorganization”) and is intended to supplement the information provided to investors in the Trust’s combined proxy statement and prospectus dated May 11, 2018 and any supplements thereto (“Proxy Statement/Prospectus”). Investors should note, however, that this SAI is not itself a prospectus and should be read carefully in conjunction with the Proxy Statement/Prospectus and retained for future reference.

The entire content of this SAI is incorporated by reference into the Proxy Statement/Prospectus. A copy of the Proxy Statement/Prospectus and the Trust’s Annual Report may be obtained free of charge from the Trust at the Internet website address or telephone numbers listed below.

Distributor: Pacific Select Distributors, LLC	Adviser: Pacific Life Fund Advisors LLC
700 Newport Center Drive	700 Newport Center Drive
P.O. Box 9000	P.O. Box 9000
Newport Beach, CA 92660	Newport Beach, CA 92660
Pacific Life Annuity Contract Owners: 1-800-722-4448	Pacific Life Annuity Financial Professionals: 1-800-722-2333
Pacific Life Insurance Policy Owners: 1-800-347-7787	PL&A Life Insurance Policy Owners: 1-888-595-6997

Pacific Life & Annuity Company (“PL&A”) Annuity Contract Owners: 1-800-748-6907

Website: www.PacificLife.com/PacificSelectFund.html

table of contents

PACIFIC SELECT FUND
Documents Incorporated by Reference	2

2

DOCUMENTS INCORPORATED BY REFERENCE

This SAI consists of this cover page and the following documents which are incorporated herein by reference:

1.	The statement of additional information for Pacific Select Fund dated May 1, 2018.

2.	The audited financial statements and financial highlights of the Long/Short Large-Cap Portfolio and the Main Street Core Portfolio as set forth in the Trust’s Annual Report to shareholders for the fiscal year ended December 31, 2017, including the notes thereto.

3

PART C: OTHER INFORMATION

Item 15. Indemnification

Reference is made to Article VIII of the Registrant’s Agreement and Declaration of Trust.

Title 12, Chapter 38, Section 3817 of the Delaware Code and Article VIII of the Registrant’s Agreement and Declaration of Trust incorporated herein by reference to Exhibit 1(a) under Item 16 below, provide for indemnification of the Registrant’s trustees and/or officers for certain liabilities. Certain agreements to which the Registrant is a party incorporated herein by reference from the Registrant’s registration statement provide for indemnification for certain liabilities for the trustees, officers and/or certain affiliated persons of the Registrant. The Registrant has also entered into Indemnification Agreements with each of its trustees which provide that the Registrant shall advance expenses and indemnify and hold harmless each trustee in certain circumstances against any expenses incurred by a trustee in any proceeding arising out of or in connection with the trustee’s service to the Registrant, to the fullest extent permitted by the Registrant’s Agreement and Declaration of Trust, By-Laws, the Securities Act of 1933 and the Investment Company Act of 1940, and which provide for certain procedures in connection with such advancement of expenses and indemnification.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Act”) may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Agreement and Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the U.S. Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 16. Exhibits

(1)(a)	Agreement and Declaration of Trust [51]
(b)	Certificate of Trust [56]
(2)	By-Laws [51]
(3)	Not Applicable
(4)	Agreement and Plan of Reorganization, filed herewith as an exhibit
(5)	Instruments Defining Rights of Holders of Securities – certificates for shares will not be issued. Articles II, VI and VII of the Agreement and Declaration of Trust define the rights of holders of securities (see Exhibit (1)(a))
(6)	Amended and Restated Investment Advisory Agreement [16]
(a)(1)	Addendum to Advisory Agreement — Small-Cap Equity [17]
(a)(2)	Schedule A to Advisory Agreement — VN Small-Cap Value, American Funds Growth and American Funds Growth- Income [18]
(a)(3)	Schedule A to Advisory Agreement — Large-Cap Growth [19]
(a)(4)	Schedule A to Advisory Agreement — International Small-Cap and Diversified Bond [22]

(a)(5)	Consent to Transfer Advisory Agreement [24]
(a)(6)	Schedule A to Advisory Agreement — Long/Short Large-Cap [25]
(a)(7)	Schedule A to Advisory Agreement — Mid-Cap Value and American Funds Asset Allocation [31]
(a)(8)	Schedule A to Advisory Agreement — 3 Pacific Dynamix Portfolios and 8 Underlying Portfolios [31]
(a)(9)	Schedule A to Advisory Agreement — Portfolio Optimization Portfolios and Inflation Protected [36]
(a)(10)	Schedule A to Advisory Agreement — Floating Rate Income and Emerging Markets Debt [36]
(a)(11)	Schedule A to Advisory Agreement — Alt Portfolios [38]
(a)(12)	Schedule A to Advisory Agreement — Value Advantage [40]
(a)(13)	Schedule A to Advisory Agreement — PD 1-3 Year Corporate Bond [44]
(a)(14)	Schedule A to Advisory Agreement — Absolute Return, Core Income and Equity Long/Short [47]
(a)(15)	Schedule A to Advisory Agreement — Diversified Alternatives [48]
(a)(16)	Schedule A to Advisory Agreement — PSF DFA Balanced Allocation[50]
(a)(17)	Amendment and Novation to Advisory Agreement [54]
(a)(18)	Schedule A to Advisory Agreement — Small-Cap Growth [52]
(b)(1)	Advisory Fee Waiver Agreement — Large-Cap Growth [48]
(b)(1)(a)	Amendment and Novation to Advisory Fee Waiver Agreement — Large-Cap Growth [51]
(b)(1)(b)	Amendment to Advisory Fee Waiver Agreement — Large-Cap Growth [55]
(b)(2)	Advisory Fee Waiver Agreement — Floating Rate Loan [43]
(b)(2)(a)	Amendment and Novation to Advisory Fee Waiver Agreement — Floating Rate Loan [51]
(b)(2)(b)	Amendment to Advisory Fee Waiver Agreement — Floating Rate Loan [55]
(b)(3)	Advisory Fee Waiver Agreement — Comstock [34]
(b)(3)(a)	Amendment and Novation to Advisory Fee Waiver Agreement — Comstock [51]
(b)(3)(b)	Amendment to Advisory Fee Waiver Agreement — Comstock [55]
(b)(4)	Advisory Fee Waiver Agreement — Small-Cap Equity [39]
(b)(4)(a)	Amendment and Novation to Advisory Fee Waiver Agreement — Small-Cap Equity [51]
(b)(4)(b)	Amendment to Advisory Fee Waiver Agreement — Small-Cap Equity [55]
(b)(5)	Advisory Fee Waiver Agreement — Mid-Cap Growth [42]
(b)(5)(a)	Amendment to Advisory Fee Waiver Agreement — Mid-Cap Growth [49]

(b)(5)(b)	Amendment and Novation to Advisory Fee Waiver Agreement — Mid-Cap Growth [51]
(b)(5)(c)	Amendment to Advisory Fee Waiver Agreement — Mid-Cap Growth [55]
(b)(6)(a)	Advisory Fee Waiver Agreement — Equity Long/Short [47]
(b)(6)(b)	Amendment and Novation to Advisory Fee Waiver Agreement — Equity Long/Short [51]
(b)(6)(c)	Amendment to Advisory Fee Waiver Agreement — Equity Long/Short [55]
(b)(7)(a)	Advisory Fee Waiver Agreement — Diversified Alternatives [48]
(b)(7)(b)	Amendment to Advisory Fee Waiver Agreement — Diversified Alternatives [50]
(b)(7)(c)	Amendment and Novation to Advisory Fee Waiver Agreement — Diversified Alternatives [51]
(c)(1)	Portfolio Management Agreement — J.P. Morgan Investment Management Inc. — Long/Short Large-Cap [25]
(c)(2)	Amendment No. 1 to the Portfolio Management Agreement — J.P. Morgan Investment Management Inc. — Long/Short Large-Cap [26]
(c)(3)	Amendment No. 2 to the Portfolio Management Agreement — J.P. Morgan Investment Management Inc. — Long/Short Large-Cap [31]
(c)(4)	Amendment No. 3 to the Portfolio Management Agreement — J.P. Morgan Investment Inc. — Long/Short Large-Cap and International Value [33]
(c)(5)	Amendment No. 4 to the Portfolio Management Agreement — J.P. Morgan Investment Inc. — Long/Short Large-Cap and International Value [39]
(c)(6)	Amendment No. 5 to the Portfolio Management Agreement — J.P. Morgan Investment Inc. — Long/Short Large-Cap and International Value (Value Advantage) [39]
(c)(7)	Amendment No. 6 to the Portfolio Management Agreement — J.P. Morgan Investment Inc. [51]
(c)(8)	Amendment No. 7 to the Portfolio Management Agreement — J.P. Morgan Investment Management Inc. [55]
(d)(1)	Portfolio Management Agreement — OppenheimerFunds, Inc. [10]
(d)(2)	Amendment to Portfolio Management Agreement — OppenheimerFunds, Inc. [16]
(d)(3)	Consent to Transfer Portfolio Management Agreement — OppenheimerFunds, Inc. [23]
(d)(4)	Amended and Restated Subadvisory Agreement — OppenheimerFunds, Inc. [42]
(d)(5)	Amendment to the Amended and Restated Subadvisory Agreement — OppenheimerFunds, Inc. [46]
(d)(6)	Amendment and Novation to Amended and Restated Subadvisory Agreement — OppenheimerFunds, Inc. [51]
(7)	Distribution Agreement [24]

(a)(1)	Addendum to Distribution Agreement — I-Net Tollkeeper [3]
(a)(2)	Addendum to Distribution Agreement — Focused 30 and Strategic Value [4]
(a)(3)	Exhibit A to Distribution Agreement — Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth and Blue Chip[5]
(a)(4)	Exhibit A to Distribution Agreement — Equity Income and Research [7]
(a)(5)	Exhibit A to Distribution Agreement — Emerging Markets [9]
(a)(6)	Exhibit A to Distribution Agreement — Main Street Core, Comstock, Small-Cap Value, and Short Duration Bond [10]
(a)(7)	Exhibit A to Distribution Agreement — Telecommunications, Global Growth, and Research [12]
(a)(9)	Exhibit A to Distribution Agreement — Small-Cap Equity [16]
(a)(10)	Exhibit A to Distribution Agreement — VN Small-Cap Value, American Funds Growth and American Funds Growth-Income [18]
(a)(11)	Exhibit A to Distribution Agreement — Large-Cap Growth [19]
(a)(12)	Exhibit A to Distribution Agreement — International Small-Cap and Diversified Bond [22]
(a)(13)	Exhibit A to Distribution Agreement — Floating Rate Loan [24]
(a)(14)	Exhibit A to Distribution Agreement — Long/Short Large-Cap [25]
(a)(15)	Exhibit A to Distribution Agreement — 3 Pacific Dynamix Portfolios and 8 Underlying Portfolios [31]
(a)(16)	Exhibit A to Distribution Agreement — Portfolio Optimization Portfolios and Inflation Protected [35]
(a)(17)	Exhibit A to Distribution Agreement — Floating Rate Income and Emerging Markets Debt [36]
(a)(18)	Exhibit A to Distribution Agreement — Alt Portfolios [38]
(a)(19)	Exhibit A to Distribution Agreement — Value Advantage[40]
(a)(20)	Exhibit A to Distribution Agreement — PD 1-3 Year Corporate Bond [44]
(a)(21)	Exhibit A to Distribution Agreement — Absolute Return, Core Income and Equity Long/Short [47]
(a)(22)	Amendment to Distribution Agreement [48]
(a)(23)	Exhibit A to Distribution Agreement — PSF DFA Balanced Allocation[50]
(a)(24)	Amendment and Novation to Distribution Agreement [51]
(a)(25)	Exhibit A to Distribution Agreement — Small-Cap Growth [53]
(8)	Trustees’ Deferred Compensation Plan [51]
(a)(1)	Exhibits to Trustees’ Deferred Compensation Plan [47]

(9)	Custody and Investment Accounting Agreement [9]
(a)(1)	Exhibit A to Custody and Investment Accounting Agreement — Equity Income and Research [8]
(a)(2)	Amendment to Custody and Investment Accounting Agreement [11]
(a)(2)(a)	Third Amendment to Custody and Investment Accounting Agreement [32]
(a)(2)(b)	Fourth Amendment to Custody and Investment Accounting Agreement [34]
(a)(2)(c)	Custody and Investment Accounting Letter Agreement Portfolio Optimization Portfolios and Inflation Protected [35]
(a)(3)	Exhibit A to Custody Agreement — Main Street Core, Comstock, Small-Cap Value, and Short Duration Bond [10]
(a)(4)	Exhibit A to Custody Agreement — Telecommunications, Global Growth and Research [13]
(a)(5)	Exhibit A to Custody Agreement — Small-Cap Equity [16]
(a)(6)	Exhibit A to Custody Agreement — VN Small-Cap Value, American Funds Growth and American Funds Growth-Income [18]
(a)(7)	Exhibit A to Custody Agreement — Large-Cap Growth Portfolio [20]
(a)(8)	Exhibit A to Custody Agreement — International Small-Cap and Diversified Bond [22]
(a)(9)	Exhibit A to Custody Agreement — Floating Rate Loan [24]
(a)(10)	Exhibit A to Custody Agreement — Long/Short Large-Cap [26]
(a)(11)	Exhibit A to Custody Agreement — Mid-Cap Value and American Funds Asset Allocation [32]
(a)(12)	Amendment to Custody and Investment Accounting Agreement (Emerging Markets Debt) [37]
(a)(13)	Amendment to Custody and Investment Accounting Agreement (Alt Portfolios) [38]
(a)(14)	Amendment to Custody and Investment Accounting Agreement (Value Advantage) [40]
(a)(15)	Amendment to Custody and Investment Accounting Agreement (PD 1-3 Year Corporate Bond) [44]
(a)(16)	Amendment to Custody and Investment Accounting Agreement (Absolute Return, Core Income and Equity Long/Short) [48]
(a)(17)	Amendment to Custody and Investment Accounting Agreement (Diversified Alternatives) [49]
(a)(18)	Amendment and Novation to Custody and Investment Accounting Agreement [51]
(a)(19)	Amendment to Custody and Investment Accounting Agreement (Small-Cap Growth) [55]
(10)	Pacific Select Fund Class D Distribution and Service Plan [51]
(a)(1)	Schedule A to Pacific Select Fund Class D Distribution and Service Plan [51]
(b)	Pacific Select Fund Multi-Class Plan[51]
(b)(1)	Schedule A to the Multi-Class Plan[53]
(b)(2)	Schedule A to Multi-Class Plan (Small-Cap Growth)[55]
(11)	Opinion and Consent of Counsel, filed herewith as an exhibit

(12)	To be filed by Post-Effective Amendment
(13)	Not Applicable
(14)	Consent of Independent Registered Public Accounting Firm, filed herewith as an exhibit
(15)	Not Applicable
(16)	Power of Attorney, filed herewith as an exhibit
(17)	Not Applicable

[1]	Previously filed as an exhibit to Registrant’s Form Type N1A/A, Accession No. 0000898430-95-002464 filed on November 22, 1995 and incorporated by reference herein.
[2]	Previously filed as an exhibit to Registrant’s Form Type N1A/A, Accession No. 0001017062-00-000474 filed on February 16, 2000 and incorporated by reference herein.
[3]	Previously filed as an exhibit to Registrant’s Form Type N1A/B, Accession No. 0001017062-00-000983 filed on April 26, 2000 and incorporated by reference herein.
[4]	Previously filed as an exhibit to Registrant’s Form Type N1A/A, Accession No. 0001017062-00-002163 filed on October 18, 2000 and incorporated by reference herein.
[5]	Previously filed as an exhibit to Registrant’s Form Type N1A/A, Accession No. 0001017062-01-000433 filed on February 27, 2001 and incorporated by reference herein.
[6]	Previously filed as an exhibit to Registrant’s Form Type N1A/A, Accession No. 0000898430-01-502973 filed on October 15, 2001 and incorporated by reference herein.
[7]	Previously filed as an exhibit to Registrant’s Form Type N1A/B, Accession No. 0001017062-01-500980 filed on December 27, 2001 and incorporated by reference herein.
[8]	Previously filed as an exhibit to Registrant’s Form Type N1A/A, Accession No. 0001017062-02-001726 filed on October 7, 2002 and incorporated by reference herein.
[9]	Previously filed as an exhibit to Registrant’s Form Type N1A/B, Accession No. 0001017062-02-002145 filed on December 18, 2002 and incorporated by reference herein.
[10]	Previously filed as an exhibit to Registrant’s Form Type N1A/B, Accession No. 0001017062-03-001028 filed on April 30, 2003 and incorporated by reference herein.
[11]	Previously filed as an exhibit to Registrant’s Form Type N1A/A, Accession No. 0001193125-03-057905 filed on October 3, 2003 and incorporated by reference herein.
[12]	Previously filed as an exhibit to Registrant’s Form Type N1A/B, Accession No. 0001193125-03-095803 filed on December 17, 2003 and incorporated by reference herein.
[13]	Previously filed as an exhibit to Registrant’s Form Type N1A/A, Accession No. 0000892569-04-000214 filed on February 24, 2004 and incorporated by reference herein.
[14]	Previously filed as an exhibit to Registrant’s Form Type N1A/B Accession No. 0000892569-04-000515 filed on April 23, 2004 and incorporated by reference herein.
[15]	Previously filed as an exhibit to Registrant’s Form Type N1A/A Accession No. 0000892569-04-000885 filed on October 15, 2004 and incorporated by reference herein.
[16]	Previously filed as an exhibit to Registrant’s Form Type N1A/A Accession No. 0000892569-05-000013 filed on January 26, 2005 and incorporated by reference herein.
[17]	Previously filed as an exhibit to Registrant’s Form Type N1A/B Accession No. 0000892569-05-000301 filed April 28, 2005 and incorporated by reference herein.
[18]	Previously filed as an exhibit to Registrant’s Form Type N1A/A Accession No. 0000892569-05-000875 filed October 7, 2005 and incorporated by reference herein.
[19]	Previously filed as an exhibit to Registrant’s Form Type N1A/B Accession No. 0000892569-05-001205 filed December 9, 2005 and incorporated by reference herein.
[20]	Previously filed as an exhibit to Registrant’s Form Type N1A/A Accession No. 0000892569-06-000052 filed January 24, 2006 and incorporated by reference herein.
[21]	Previously filed as an exhibit to Registrant’s Form Type N1A/B Accession No. 000892569-06-000595 filed April 27, 2006 and incorporated by reference herein.
[22]	Previously filed as an exhibit to Registrant’s Form Type N1A/A Accession No. 0000892569-07-00026 filed January 19, 2007 and incorporated by reference herein.

[23]	Previously filed as an exhibit to Registrant’s Form Type N1A/B Accession No. 0000892569-07-000538 filed April 30, 2007 and incorporated by reference herein.
[24]	Previously filed as an exhibit to Registrant’s Form Type N1A/A Accession No. 0000892 569-08-000060 filed January 18, 2008 and incorporated by reference herein.
[25]	Previously filed as an exhibit to Registrant’s Form Type N1A/B Accession No. 0000892569-08-000696 filed April 29, 2008 and incorporated by reference herein.
[26]	Previously filed as an exhibit to Registrant’s Form Type N1A/A Accession No. 0000892569-08-001356 filed October 1, 2008 and incorporated by reference herein.
[27]	Previously filed as an exhibit to Registrant’s Form Type N1A/B Accession No 0000892569-08-001624 filed December 15, 2008 and incorporated by reference herein.
[28]	Previously filed as an exhibit to Registrant’s Form Type N1A/A Accession No. 00000892569-09-000050 filed February 3, 2009 and incorporated by reference herein.
[29]	Previously filed as an exhibit to Registrant’s Form Type N1A/A Accession No. 0000892569-09-000059 filed February 6, 2009 and incorporated by reference herein.
[30]	Previously filed as an exhibit to Registrant’s Form Type N1A/A Accession No. 0000892569-09-000405 filed April 16, 2009 and incorporated by reference herein.
[31]	Previously filed as an exhibit to Registrant’s Form Type N1A/A Accession No. 0000950123-10-010412 filed February 9, 2010 and incorporated by reference herein.
[32]	Previously filed as an exhibit to Registrant’s Form Type N1A/B Accession No. 0000950123-10-039186 filed April 28, 2010 and incorporated by reference herein.
[33]	Previously filed as an exhibit to Registrant’s Form Type N1A/A Accession No. 0000950123-11-003524 filed January 18, 2011 and incorporated by reference herein.
[34]	Previously filed as an exhibit to Registrant’s Form Type N1A/B Accession No. 0000950123-11-040183 filed April 27, 2011 and incorporated by reference herein.
[35]	Previously filed as an exhibit to Registrant’s Form Type N1A/A Accession No. 0000950123-12-000429 filed January 6, 2012 and incorporated by reference herein.
[36]	Previously filed as an exhibit to Registrant’s Form Type N1A/B Accession No. 0000950123-12-007190 filed April 27, 2012 and incorporated by reference herein.
[37]	Previously filed as an exhibit to Registrant’s Form Type N1A/A Accession No. 0000950123-12-009710 filed June 29, 2012 and incorporated by reference herein.
[38]	Previously filed as an exhibit to Registrant’s Form Type N1A/B Accession No. 0000950123-12-012229 filed September 27, 2012 and incorporated by reference herein.
[39]	Previously filed as an exhibit to Registrant’s Form Type N1A/A Accession No. 0000950123-13-000341 filed January 22, 2013 and incorporated by reference herein.
[40]	Previously filed as an exhibit to Registrant’s Form Type N1A/B Accession No. 0000950123-13-002992 filed April 30, 2013 and incorporated by reference herein.
[41]	Previously filed as an exhibit to Registrant’s Form Type N1A/A Accession No. 0000950123-13-005319 filed August 2, 2013 and incorporated by reference herein.
[42]	Previously filed as an exhibit to Registrant’s Form Type N1A/B Accession No. 0000950123-13-007879 filed October 15, 2013 and incorporated by reference herein.
[43]	Previously filed as an exhibit to Registrant’s Form Type N1A/A Accession No. 0001193125-14-013357 filed January 17, 2014 and incorporated by reference herein.
[44]	Previously filed as an exhibit to Registrant’s Form Type N1A/B Accession No. 0001193125-14-163566 filed April 29, 2014 and incorporated by reference herein.
[45]	Previously filed as an exhibit to Registrant’s Form Type N1A/A Accession No. 0001193125-15-017393 filed January 22, 2015 and incorporated by reference herein.
[46]	Previously filed as an exhibit to Registrant’s Form Type N1A/B Accession No. 0001193125-15-145766 filed April 24, 2015 and incorporated by reference herein.
[47]	Previously filed as an exhibit to Registrant’s Form Type N1A/A Accession No. 0001193125-15-278391 filed August 5, 2015 and incorporated by reference herein.
[48]	Previously filed as an exhibit to Registrant’s Form Type N1A/B Accession No. 0001193125-15-345544 filed October 16, 2015 and incorporated by reference herein.
[49]	Previously filed as an exhibit to Registrant’s Form Type N1A/A Accession No. 0001193125-16-432793 filed January 20, 2016 and incorporated by reference herein.
[50]	Previously filed as an exhibit to Registrant’s Form Type N1A/A Accession No. 0001193125-16-560154 filed April 28, 2016 and incorporated by reference herein.

[51]	Previously filed as an exhibit to Registrant’s Form Type N1A/B Accession No. 0001193125-16-638481 filed June 30, 2016 and incorporated by reference herein.
[52]	Previously filed as an exhibit to Registrant’s Form Type N1A/A Accession No. 0001193125-16-677081 filed August 10, 2016 and incorporated by reference herein.
[53]	Previously filed as an exhibit to Registrant’s Form Type N1A/B Accession No. 0001193125-16-749926 filed October 28, 2016 and incorporated by reference herein.
[54]	Previously filed as an exhibit to Registrant’s Form Type N1A/A Accession No. 0001193125-17-026062 filed February 1, 2017 and incorporated by reference herein.
[55]	Previously filed as an exhibit to Registrant’s Form Type N1A/B Accession No. 0001193125-17-143001 filed April 27, 2017 and incorporated by reference herein.
[56]	Previously filed as an exhibit to Registrant’s Form Type N1A/A Accession No. 0001104659-18-005176 filed January 31, 2018 and incorporated by reference herein.

Item 17. Undertakings

(1)	The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145(c)], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Proxy Statement/Prospectus that contains an opinion of counsel supporting the tax matters discussed in this Proxy Statement/Prospectus.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Newport Beach and State of California, on the 27th day of March, 2018.

PACIFIC SELECT FUND

By:	/s/ Robin S. Yonis
Robin S. Yonis Vice President and General Counsel

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

James T. Morris*	Chairman of the Board of Trustees (Principal Executive Officer)	March 27, 2018
Adrian S. Griggs*	Chief Executive Officer	March 27, 2018

Brian D. Klemens*	Vice President and Treasurer (Principal Financial and Accounting Officer)	March 27, 2018

Gale K. Caruso*	Trustee	March 27, 2018

Lucie H. Moore*	Trustee	March 27, 2018

Frederick L. Blackmon*	Trustee	March 27, 2018

Nooruddin S. Veerjee*	Trustee	March 27, 2018

Paul A. Keller*	Trustee	March 27, 2018

*By:	/s/ Robins S. Yonis	March 27, 2018
Robin S. Yonis,
as attorney-in-fact pursuant to power of attorney filed herewith

EXHIBIT INDEX

ITEM NO.	DESCRIPTION
(4)	Agreement and Plan of Reorganization
(11)	Opinion and Consent of Counsel
(14)	Consent of Independent Registered Public Accounting Firm
(16)	Power of Attorney